UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: April 30th

Date of Reporting Period: May 1, 2025 – April 30, 2026

Item 1. Reports to Stockholders.

(a) The Reports to Stockholders are attached herewith.

This annual shareholder report contains important information about the The Disciplined Growth Investors Equity Fund (the "Fund") for the period of January 26, 2026 (commencement of operations) to April 30, 2026. Please contact us at 1-855-DGI-FUND (344-3863) or dgifund@parlel.com or visit our website at https://www.dgifund.com/geeks-lawyers/literature-forms for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

April 30, 2026

DGIQX

THE DISCIPLINED GROWTH INVESTORS EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Disciplined Growth Investors Equity Fund	$22	0.85%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of January 26, 2026 (commencement of operations) to April 30, 2026. Such costs would be higher for a full reporting period.

HOW DID THE FUND PERFORM THE PAST YEAR?

For the period from January 26, 2026 through April 30, 2026, the DGI Equity Fund returned 6.40%. Performance was driven by strong stock selection and a concentrated group of contributors. Plexus Corp. was the largest contributor, gaining 42.46% at a 5.92% average weight and adding 2.20% to total return. Viasat, Inc. rose 54.18% and contributed 1.78%, while Cognex Corp. increased 41.20% and contributed 1.71%. Arista Networks, Inc. gained 20.17% and contributed 1.26%, and Generac Holdings, Inc. rose 55.13% and contributed 1.25%. Power Integrations, Inc. was the top performer, up 66.09%, and contributed 1.00%.

Plexus Corp. benefited from strong operating results and demand across key end markets. Viasat, Inc. was helped by improved sentiment around free cash flow and its defense assets. Cognex Corp. benefited from improving automation demand and interest in machine vision, while Arista Networks, Inc. continued to benefit from AI-related data center demand. Generac Holdings, Inc. was supported by renewed focus on backup power and grid resiliency. These gains were partially offset by weakness in Super Micro Computer (-0.96%), Gartner, Inc. (-0.79%), Floor & Decor Holdings, Inc. (-0.79%), Celsius Holdings, Inc. (-0.74%), and SPS Commerce, Inc. (-0.55%).

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark and a secondary benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	The Disciplined Growth Investors Equity Fund*	Bloomberg US 3000 Total Return Index	Bloomberg US Mid Cap Growth Total Return USD Index
Apr'16	10000	10000	10000
Apr'17	12047	11863	11650
Apr'18	13771	13412	13200
Apr'19	16177	15103	15192
Apr'20	14354	14949	15059
Apr'21	23647	22616	23715
Apr'22	20543	21868	21089
Apr'23	20871	22154	20724
Apr'24	34460	27123	24529
Apr'25	30915	30137	25913
Apr'26	41379	39601	32103

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$149,830,511
# of Portfolio Holdings	44
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$301,317

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YRS	10 YRS
The Disciplined Growth Investors Equity Fund*	33.85%	11.84%	15.26%
Bloomberg US 3000 Total Return Index	31.40%	11.86%	14.75%
Bloomberg US Mid Cap Growth Total Return USD Index	23.89%	6.24%	12.37%

* Performance shown for periods prior to January 26, 2026 (commencement of operations) reflects the performance of the predecessor limited partnership, Navigator Investors, L.P. (the “Predecessor Fund”). The prior performance is net of management fees and other expenses. The Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions that are applicable to the Fund, which if they had been applicable to the Predecessor Fund, might have adversely affected its performance. The Fund's return for the period from January 26, 2026 to April 30, 2026 was 6.40% as compared to the benchmark performance of 3.87% and 0.70% for the Bloomberg US 3000 Total Return Index and the Bloomberg US Mid Cap Growth Total Return USD Index, respectively.

Past performance does not guarantee future results. Call 1-855-DGI-FUND (344-3863) or visit https://www.dgifund.com/geeks-lawyers/literature-forms for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR ALLOCATION

(Expressed as % of  Net Assets)

Table Summary
Value	Value
Other Net Assets	-0.06%
Consumer Staples	1.06%
Materials	1.23%
Communications	1.39%
Money Market	2.22%
Health Care	3.88%
Consumer Discretionary	7.12%
Energy	8.81%
Industrials	17.01%
Technology	57.34%

COUNTRY

(Expressed as % of Net Assets)

Table Summary
Value	Value
Israel	0.60%
Cayman Islands	1.85%
Switzerland	5.49%
United States	92.06%

THE DISCIPLINED GROWTH INVESTORS EQUITY FUND

ANNUAL SHAREHOLDER REPORT

April 30, 2026

DGIQX

1-855-DGI-FUND (344-3863)

dgifund@paralel.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.dgifund.com/geeks-lawyers/literature-forms.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on January 26, 2026. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Fund. The Predecessor Fund's financial statements can be found in the Fund's SAI dated January 21, 2026.

This annual shareholder report contains important information about the The Disciplined Growth Investors Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026. Please contact us at 1-855-DGI-FUND (344-3863) or dgifund@paralel.com or visit our website at https://www.dgifund.com/geeks-lawyers/literature-forms for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

April 30, 2026

DGIFX

THE DISCIPLINED GROWTH INVESTORS FUND

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Disciplined Growth Investors Fund	$88	0.78%

HOW DID THE FUND PERFORM THE PAST YEAR?

For the twelve months ended April 30, 2026, the DGI Fund returned 26.46%. Stocks in the Fund returned 36.79%, while bonds returned 4.18%. Performance was driven primarily by a concentrated group of equity winners, while the fixed income portfolio provided positive returns and income. Arista Networks, Inc. was the largest contributor, gaining 109.62% at a 4.30% average weight and adding 3.56% to total return. Viasat, Inc. was the top performer, rising 592.49% and contributing 3.43%. Cognex Corp. increased 105.00% and contributed 2.87%, Plexus Corp. gained 104.75% and contributed 2.83%, and Semtech Corp. rose 237.09% and contributed 2.80%.

Viasat, Inc. benefited from better sentiment around free cash flow and defense assets. Semtech Corp. and Arista Networks, Inc. were helped by AI data center demand, while Cognex Corp. was supported by improving automation demand. Plexus Corp. benefited from strong operating results. The largest detractors were Super Micro Computer, Inc. (-0.91%), SPS Commerce, Inc. (-0.89%), Gartner, Inc. (-0.73%), Alarm.com Holdings, Inc. (-0.46%), and Floor & Decor Holdings, Inc. (-0.45%). The Fund’s fixed income portfolio is composed of investment-grade corporate and U.S. government-issued bonds, and benefited from elevated yields.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment over the past ten years. The result is compared with the Fund's benchmark and a secondary benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Table Summary
	The Disciplined Growth Investors Fund	S&P 500 Total Return Index	65% Bloomberg Mid Cap Growth/35% Bloomberg US Aggregate Bond Index
Apr'16	10000	10000	10000
Apr'17	11496	11792	11090
Apr'18	12617	13356	12024
Apr'19	14477	15158	13479
Apr'20	13784	15289	14050
Apr'21	20262	22320	18911
Apr'22	17859	22367	17038
Apr'23	18157	22963	16886
Apr'24	26320	28167	18809
Apr'25	24641	31574	20057
Apr'26	31161	41379	23382

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$615,159,155
# of Portfolio Holdings	142
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$4,459,939

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YR	10 YR
The Disciplined Growth Investors Fund	26.46%	8.99%	12.04%
S&P 500 Total Return Index	31.05%	13.14%	15.26%
65% Bloomberg Mid Cap Growth/35% Bloomberg US Aggregate Bond Index	16.58%	4.34%	8.86%

Past performance does not guarantee future results. Call 1-855-DGI-FUND (344-3868) or visit https://www.dgifund.com/geeks-lawyers/literature-forms for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY SECTOR ALLOCATION

(Expressed as % of Net Assets)

Table Summary
Value	Value
Other Net Assets	0.26%
Money Market	0.86%
Communications	1.40%
Consumer Staples	1.81%
Materials	1.96%
Financials	3.34%
Health Care	4.45%
Utilities	6.22%
Consumer Discretionary	6.38%
Government	6.51%
Energy	10.43%
Industrials	15.52%
Technology	40.86%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Net Assets)

Table Summary
Value	Value
NR	0.52%
BB+	0.13%
BBB-	0.76%
BBB	5.16%
BBB+	6.37%
A-	3.93%
A	3.13%
A+	0.46%
AA	0.52%
AA+	6.51%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade. The securities include in the not rated "NR” category are not rated by S&P Global Ratings and may be rated by other NRSROs.

TOP 10 HOLDINGS

(Expressed as a % of Net Assets)

Table Summary
Arista Networks, Inc.	4.92%
Plexus Corp.	4.48%
Everpure, Inc.	4.34%
Garmin Ltd.	4.12%
Cognex Corp.	3.81%
Coterra Energy, Inc.	3.66%
Viasat, Inc.	3.43%
Akamai Technologies, Inc.	3.00%
Semtech Corp.	2.83%
Proto Labs, Inc.	2.47%

ASSET WEIGHTING

(Expressed as % of Net Assets)

Table Summary
Value	Value
Common Stocks	71.39%
Corporate Bonds	19.50%
U.S. Treasury Obligations	6.51%
Foreign Corporate Bonds	1.48%
Money Market Funds	0.86%
Other Net Assets	0.26%

THE DISCIPLINED GROWTH INVESTORS FUND

ANNUAL SHAREHOLDER REPORT

April 30, 2026

DGIFX

1-855-DGI-FUND (344-3863)

dgifund@paralel.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.dgifund.com/geeks-lawyers/literature-forms.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

This annual shareholder report contains important information about the Vulcan Value Partners Fund Institutional Class shares for the period of May 1, 2025 to April 30, 2026. Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for additional information.

ANNUAL SHAREHOLDER REPORT

April 30, 2026

Institutional Class:

VVILX

VULCAN VALUE PARTNERS FUND

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Institutional Class	$86	0.85%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Vulcan Value Partners Fund Institutional Class (the "Fund") returned 2.64% versus 31.05% for the S&P 500 Total Return Index, the Fund’s broad-based securities market index, and 29.25% for the Russell 1000 Value Index, the Fund’s additional index, for the fiscal year ended April 30, 2026.

Alphabet, Inc. was the top contributor to performance, driven by accelerating Google Cloud profitability coupled with an expanding enterprise backlog and a favorable Department of Justice antitrust remedies decision in September 2025. Fiserv, Inc. was the top detractor, driven by a guidance reduction following the disclosure that management had used aggressive tactics to boost short-term revenue at the expense of long-term customer relationships.

U.S. equity markets were strong, but returns were heavily concentrated in a small number of Artificial Intelligence ("AI")-related and mega-cap stocks. AI disruption fears then intensified into a fever pitch by early 2026, creating meaningful dislocations in high quality businesses as the market failed to differentiate between companies that would benefit from, be disrupted by, or be unaffected by AI.

Throughout the period, we followed our investment discipline and reallocated capital into discounted businesses with wider margins of safety.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $1,000,000 investment since inception. The result is compared with the Fund's benchmark and a supplemental index.

TOTAL RETURN BASED ON A $1,000,000 INVESTMENT

Institutional Class
Russell 1000 Value Index
S&P 500 Index
$2.766m
$2.596m
$2.426m
$2.256m
$2.086m
$1.916m
$1.746m
$1.576m
$1.406m
$1.236m
$1.066m
$896k
$726k
May'19
Apr'20
Apr'21
Apr'22
Apr'23
Apr'24
Apr'25
Apr'26

Table Summary
	Institutional Class	S&P 500 Index	Russell 1000 Value Index
May'19	1000000	1000000	1000000
Apr'20	971676	1016245	897312
Apr'21	1545139	1483535	1309404
Apr'22	1193717	1486696	1326663
Apr'23	1160581	1526305	1342755
Apr'24	1542835	1872191	1522979
Apr'25	1639794	2098654	1653198
Apr'26	1683155	2750346	2136828

The chart above represents historical performance of an investment of $1,000,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$256,102,505
# of Portfolio Holdings	26
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$2,501,541

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YR	Since Inception (May 1, 2019)
Institutional Class	2.64%	1.73%	7.72%
S&P 500 Index	31.05%	13.14%	15.55%
Russell 1000 Value Index	29.25%	10.29%	11.46%

Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Software 21.79%
Asset Managers And Custodians 12.95%
Health Care Management Services 11.09%
Transaction Processing Services 9.73%
Reinsurance 6.01%
Diversified Retailers 4.64%
Consumer Digital Services 4.63%
Aerospace 4.44%
Restaurants And Bars 4.19%
Specialty Retailers 4.15%
Insurance Brokers 4.05%
Professional Business Support Services 3.62%
Biotechnology 3.58%
Health Care Services 2.07%
Real Estate Services 1.82%
Cash/cash Equivalent 1.24%

Table Summary
Value	Value
Cash/cash Equivalent	1.24%
Real Estate Services	1.82%
Health Care Services	2.07%
Biotechnology	3.58%
Professional Business Support Services	3.62%
Insurance Brokers	4.05%
Specialty Retailers	4.15%
Restaurants And Bars	4.19%
Aerospace	4.44%
Consumer Digital Services	4.63%
Diversified Retailers	4.64%
Reinsurance	6.01%
Transaction Processing Services	9.73%
Health Care Management Services	11.09%
Asset Managers And Custodians	12.95%
Software	21.79%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Switzerland	1.48%
Israel	3.35%
France	4.19%
Germany	6.10%
United States	84.88%

VULCAN VALUE PARTNERS FUND

ANNUAL SHAREHOLDER REPORT

April 30, 2026

Institutional Class:

VVILX

1-877-421-5078

clientservice@vulcanvaluepartners.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2026. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.85%.

This annual shareholder report contains important information about the Vulcan Value Partners Fund Investor Class shares for the period of May 1, 2025 to April 30, 2026. Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for additional information.

ANNUAL SHAREHOLDER REPORT

April 30, 2026

Investor Class:

VVPLX

VULCAN VALUE PARTNERS FUND

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Investor Class	$114	1.13%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Vulcan Value Partners Fund Investor Class (the "Fund") returned 2.35% versus 31.05% for the S&P 500 Total Return Index, the Fund’s broad-based securities market index, and 29.25% for the Russell 1000 Value Index, the Fund’s additional index, for the fiscal year ended April 30, 2026.

Alphabet, Inc. was the top contributor to performance, driven by accelerating Google Cloud profitability coupled with an expanding enterprise backlog and a favorable Department of Justice antitrust remedies decision in September 2025. Fiserv, Inc. was the top detractor, driven by a guidance reduction following the disclosure that management had used aggressive tactics to boost short-term revenue at the expense of long-term customer relationships.

U.S. equity markets were strong, but returns were heavily concentrated in a small number of Artificial Intelligence ("AI")-related and mega-cap stocks. AI disruption fears then intensified into a fever pitch by early 2026, creating meaningful dislocations in high quality businesses as the market failed to differentiate between companies that would benefit from, be disrupted by, or be unaffected by AI.

Throughout the period, we followed our investment discipline and reallocated capital into discounted businesses with wider margins of safety.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment over the past ten years. The result is compared with the Fund's benchmark and a supplemental index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Investor Class
Russell 1000 Value Index
S&P 500 Index
$42k
$38k
$34k
$30k
$26k
$22k
$18k
$14k
$10k
$6k
Apr'16
Apr'17
Apr'18
Apr'19
Apr'20
Apr'21
Apr'22
Apr'23
Apr'24
Apr'25
Apr'26

Table Summary
	Investor Class	S&P 500 Index	Russell 1000 Value Index
Apr'16	10000	10000	10000
Apr'17	11385	11792	11655
Apr'18	12833	13356	12530
Apr'19	13706	15158	13665
Apr'20	13273	15289	12160
Apr'21	21054	22320	17745
Apr'22	16225	22367	17979
Apr'23	15741	22963	18197
Apr'24	20885	28167	20639
Apr'25	22119	31574	22404
Apr'26	22639	41379	28958

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$256,102,505
# of Portfolio Holdings	26
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$2,501,541

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YR	10 YR
Investor Class	2.35%	1.46%	8.51%
S&P 500 Index	31.05%	13.14%	15.26%
Russell 1000 Value Index	29.25%	10.29%	11.22%

Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Cash/cash Equivalent	1.24%
Real Estate Services	1.82%
Health Care Services	2.07%
Biotechnology	3.58%
Professional Business Support Services	3.62%
Insurance Brokers	4.05%
Specialty Retailers	4.15%
Restaurants And Bars	4.19%
Aerospace	4.44%
Consumer Digital Services	4.63%
Diversified Retailers	4.64%
Reinsurance	6.01%
Transaction Processing Services	9.73%
Health Care Management Services	11.09%
Asset Managers And Custodians	12.95%
Software	21.79%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Switzerland	1.48%
Israel	3.35%
France	4.19%
Germany	6.10%
United States	84.88%

VULCAN VALUE PARTNERS FUND

ANNUAL SHAREHOLDER REPORT

April 30, 2026

Investor Class:

VVPLX

1-877-421-5078

clientservice@vulcanvaluepartners.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2026. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.00% and the management fee of the Fund is 0.85%. Distribution (12b-1) Fees for Investor Class shares of the Fund are 0.25% of its average daily net assets, whereas Investor Class shares of the Predecessor Fund were not subject to a 12b-1 fee. Additionally, the Adviser had limited the total operating expenses of the Predecessor Fund's Investor Class shares to 1.25% of its average daily net assets whereas the Adviser has contractually agreed, until at least September 13, 2026, to limit the total operating expenses of the Fund's Investor Class shares to 1.10% of its average daily net assets.

This annual shareholder report contains important information about the Vulcan Value Partners Small Cap Fund Institutional Class shares for the period of May 1, 2025 to April 30, 2026. Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for additional information.

ANNUAL SHAREHOLDER REPORT

April 30, 2026

Institutional Class:

VVISX

VULCAN VALUE PARTNERS SMALL CAP FUND

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Institutional Class	$107	1.00%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Vulcan Value Partners Small Cap Fund Institutional Class (the "Fund") returned 13.70% versus 31.05% for the S&P 500 Total Return Index, the Fund’s broad-based securities market index, 46.34% for the Russell 2000 Value Index and 44.41% for the Russell 2000 Index, the Fund’s additional indexes, for the fiscal year ended April 30, 2026.

Littelfuse, Inc. was the top contributor, benefiting from meaningful margin expansion, rapidly expanding data center exposure, and design wins that doubled in 2025. Ibstock PLC was the top detractor, as a UK housing downturn driven by elevated interest rates left the company meaningfully underearning relative to its long-term earnings power.

Throughout the period, lower quality companies (by definition, more speculative) outperformed higher quality companies, especially for Small Cap names. We continued to follow our investment discipline and reallocated capital during the period into discounted positions with stable values.

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $1,000,000 investment since inception. The result is compared with the Fund's benchmark and supplemental indicies.

TOTAL RETURN BASED ON A $1,000,000 INVESTMENT

Institutional Class
Russell 2000 Value Index
S&P 500 Index
Russell 2000 Index
$2.768m
$2.586m
$2.404m
$2.222m
$2.04m
$1.858m
$1.676m
$1.494m
$1.312m
$1.13m
$948k
$766k
$584k
May'19
Apr'20
Apr'21
Apr'22
Apr'23
Apr'24
Apr'25
Apr'26

Table Summary
	Institutional Class	S&P 500 Index	Russell 2000 Value Index	Russell 2000 Index
May'19	1000000	1000000	1000000	1000000
Apr'20	971676	1016245	767645	843941
Apr'21	1545139	1483535	1373801	1476162
Apr'22	1193717	1486696	1283323	1227142
Apr'23	1160581	1526305	1180828	1182409
Apr'24	1542835	1872191	1346488	1339912
Apr'25	1639794	2098654	1337279	1351635
Apr'26	1683155	2750346	1956989	1951933

The chart above represents historical performance of an investment of $1,000,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$91,186,536
# of Portfolio Holdings	26
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$851,790

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YR	Since Inception (May 1, 2019)
Institutional Class	13.70%	-4.21%	1.63%
S&P 500 Index	31.05%	13.14%	15.55%
Russell 2000 Value Index	46.34%	7.33%	10.07%
Russell 2000 Index	44.41%	5.75%	10.03%

Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Professional Business Support Services 13.49%
Real Estate Services 10.20%
Building Materials: Other 7.36%
Reinsurance 6.81%
Cement 5.83%
Insurance Brokers 5.82%
Food Retailers And Wholesalers 5.03%
Household Furnishings 4.99%
Diversified Industrials 4.84%
Rental And Leasing Services: Consumer 4.62%
Industrial Suppliers 4.42%
Specialty Retailers 3.83%
Biotechnology 3.74%
Telecommunications Services 3.69%
Hotel And Lodging Reits 3.14%
Semiconductors 3.09%
Electronic Equipment: Gauges And Meters 3.02%
Entertainment 2.66%
Electrical Components 2.54%
Cash/cash Equivalent 0.88%

Table Summary
Value	Value
Cash/cash Equivalent	0.88%
Electrical Components	2.54%
Entertainment	2.66%
Electronic Equipment: Gauges And Meters	3.02%
Semiconductors	3.09%
Hotel And Lodging Reits	3.14%
Telecommunications Services	3.69%
Biotechnology	3.74%
Specialty Retailers	3.83%
Industrial Suppliers	4.42%
Rental And Leasing Services: Consumer	4.62%
Diversified Industrials	4.84%
Household Furnishings	4.99%
Food Retailers And Wholesalers	5.03%
Insurance Brokers	5.82%
Cement	5.83%
Reinsurance	6.81%
Building Materials: Other	7.36%
Real Estate Services	10.20%
Professional Business Support Services	13.49%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Denmark	0.82%
Germany	2.66%
Sweden	4.84%
Canada	5.03%
United Kingdom	14.40%
United States	72.25%

VULCAN VALUE PARTNERS SMALL CAP FUND

ANNUAL SHAREHOLDER REPORT

April 30, 2026

Institutional Class:

VVISX

1-877-421-5078

clientservice@vulcanvaluepartners.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2026. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.15% and the management fee of the Fund is 1.00%.

This annual shareholder report contains important information about the Vulcan Value Partners Small Cap Fund Investor Class shares for the period of May 1, 2025 to April 30, 2026. Please contact us at 1-877-421-5078 or clientservice@vulcanvaluepartners.com or visit our website at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for additional information.

ANNUAL SHAREHOLDER REPORT

April 30, 2026

Investor Class:

VVPSX

VULCAN VALUE PARTNERS SMALL CAP FUND

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Investor Class	$127	1.19%

HOW DID THE FUND PERFORM THE PAST YEAR?

The Vulcan Value Partners Small Cap Fund Investor Class (the "Fund") returned 13.41% versus 31.05% for the S&P 500 Total Return Index, the Fund’s broad-based securities market index, 46.34% for the Russell 2000 Value Index and 44.41% for the Russell 2000 Index, the Fund’s additional indexes, for the fiscal year ended April 30, 2026.

Littelfuse, Inc. was the top contributor, benefiting from meaningful margin expansion, rapidly expanding data center exposure, and design wins that doubled in 2025. Ibstock PLC was the top detractor, as a UK housing downturn driven by elevated interest rates left the company meaningfully underearning relative to its long-term earnings power.

Throughout the period, lower quality companies (by definition, more speculative) outperformed higher quality companies, especially for Small Cap names. We continued to follow our investment discipline and reallocated capital during the period into discounted positions with stable values.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment over the past ten years. The result is compared with the Fund's benchmark and supplemental indicies.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Investor Class
Russell 2000 Value Index
S&P 500 Index
Russell 2000 Index
$44k
$40k
$36k
$32k
$28k
$24k
$20k
$16k
$12k
$8k
$4k
Apr'16
Apr'17
Apr'18
Apr'19
Apr'20
Apr'21
Apr'22
Apr'23
Apr'24
Apr'25
Apr'26

Table Summary
	Investor Class	S&P 500 Index	Russell 2000 Value Index	Russell 2000 Index
Apr'16	10000	10000	10000	10000
Apr'17	12197	11792	12718	12563
Apr'18	12573	13356	13549	14012
Apr'19	13171	15158	13846	14659
Apr'20	9578	15289	10544	12256
Apr'21	18056	22320	18870	21437
Apr'22	14161	22367	17627	17821
Apr'23	12123	22963	16219	17171
Apr'24	12863	28167	18495	19459
Apr'25	12687	31574	18368	19629
Apr'26	14389	41379	26880	28347

The chart above represents historical performance of an investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Table Summary
Total Net Assets	$91,186,536
# of Portfolio Holdings	26
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$851,790

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YR	10 YR
Investor Class	13.41%	-4.44%	3.71%
S&P 500 Index	31.05%	13.14%	15.26%
Russell 2000 Value Index	46.34%	7.33%	10.39%
Russell 2000 Index	44.41%	5.75%	10.98%

Past performance does not guarantee future results. Call 1-877-421-5078 or visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Cash/cash Equivalent	0.88%
Electrical Components	2.54%
Entertainment	2.66%
Electronic Equipment: Gauges And Meters	3.02%
Semiconductors	3.09%
Hotel And Lodging Reits	3.14%
Telecommunications Services	3.69%
Biotechnology	3.74%
Specialty Retailers	3.83%
Industrial Suppliers	4.42%
Rental And Leasing Services: Consumer	4.62%
Diversified Industrials	4.84%
Household Furnishings	4.99%
Food Retailers And Wholesalers	5.03%
Insurance Brokers	5.82%
Cement	5.83%
Reinsurance	6.81%
Building Materials: Other	7.36%
Real Estate Services	10.20%
Professional Business Support Services	13.49%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Denmark	0.82%
Germany	2.66%
Sweden	4.84%
Canada	5.03%
United Kingdom	14.40%
United States	72.25%

VULCAN VALUE PARTNERS SMALL CAP FUND

ANNUAL SHAREHOLDER REPORT

April 30, 2026

Investor Class:

VVPSX

1-877-421-5078

clientservice@vulcanvaluepartners.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the period ended April 30, 2026. For more complete information, you may review the Fund’s prospectus dated September 11, 2025, as supplemented, which is available at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund or upon request at 1-877-421-5078.

The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization. The management fee of the Predecessor Fund was 1.15% and the management fee of the Fund is 1.00%. Distribution (12b-1) Fees for Investor Class shares of the Fund are 0.25% of its average daily net assets, whereas Investor Class shares of the Predecessor Fund were not subject to a 12b-1 fee. Additionally, the Adviser had limited the total operating expenses of the Predecessor Fund's Investor Class shares to 1.25% of its average daily net assets whereas the Adviser has contractually agreed, until at least September 13, 2026, to limit the total operating expenses of the Fund's Investor Class shares to 1.15% of its average daily net assets.

3. The CresAlta Global Dividend ETF and CresAlta Small and Mid-Cap ETF did not commence operations during the reporting period.

(b) Not applicable.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Commission and in other public communications made by the Registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) of this report.

(d) During the period covered by this report, the Registrant had not granted any express or implicit waivers from the provisions of the code of ethics adopted in Item 2(a) of this report.

(e) Not applicable.

(f) The Registrant’s code of ethics referred to in Item 2(a) above is attached as Exhibit 19(a)(l), hereto.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Kimberly Storms is qualified to serve as an audit committee financial expert serving on its audit committee and that she is “independent,” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following table sets forth the aggregate audit and non-audit fees billed to the Registrant for each of the fiscal years/periods indicated below for professional services rendered by the Registrant’s principal accountant, Cohen & Company, Ltd. (“Cohen”).

The Disciplined Growth Investors Fund	Fiscal period July 9, 2025 - April 30, 2026
(a) Audit Fees (1)	$17,100
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,500
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,500

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

The Disciplined Growth Investors Equity Fund	Fiscal period December 31, 2025 - April 30, 2026
(a) Audit Fees (1)	$12,850
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,500
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,500

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

Vulcan Value Partners Fund	Fiscal period September 11, 2025 - April 30, 2026
(a) Audit Fees (1)	$17,100
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,500
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,500

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

Vulcan Value Partners Small Cap Fund	Fiscal period September 11, 2025 - April 30, 2026
(a) Audit Fees (1)	$17,100
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$3,500
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$3,500

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

CresAlta Global Dividend ETF	Fiscal period April 30, 2026 - April 30, 2026
(a) Audit Fees (1)	$0
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$0
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

CresAlta Small and Mid-Cap ETF	Fiscal period April 30, 2026 - April 30, 2026
(a) Audit Fees (1)	$0
(b) Audit-Related Fees (2)	$0
(c) Tax Fees (3)	$0
(d) All Other Fees (4)	$0
(g) Aggregate Non-Audit Fees (5)	$0

(1)	Audit Fees are fees billed for professional services rendered by Cohen for the audit of the Registrant’s annual financial statements and for the services that are normally provided by Cohen in connection with the statutory and regulatory filings or engagements.

(2)	Audit-Related Fees are fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under the caption “Audit Fees”.

(3)	Tax Fees are fees billed for professional services rendered by Cohen for tax compliance, tax advice and tax planning, and include preparation of Form 1120 RIC, Form 8613, state tax returns, and the review of excise dividend calculations.

(4)	All Other Fees are fees billed for products and services provided by Cohen, other than the services reported under the captions “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

(5)	Aggregate Non-Audit Fees are non-audit fees billed by Cohen for services rendered to the Registrant. The Aggregate Non-Audit Fee includes the Tax Fees disclosed pursuant to Footnote 3 above.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal auditors must be pre-approved by the Registrant’s audit committee.

(e) (2) No services described in paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant has an audit committee which was established by its Board of Trustees in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 as amended. The members of the Registrant’s audit committee are Kimberly Storms and Steven Norgaard.

Item 6. Investments.

(a) The Registrant’s full schedule of investments is included as part of the Reports to Stockholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Disciplined Growth Investors Funds

The Disciplined Growth Investors Equity Fund (DGIQX)

The Disciplined Growth Investors Fund (DGIFX)

Annual Financial Statements

April 30, 2026

The Disciplined Growth Investors Equity Fund

SCHEDULE OF INVESTMENTS

April 30, 2026

	Shares	Value
COMMON STOCKS - 97.84%
Consumer Discretionary Products - 4.62%
Gentex Corp.	151,726	$3,506,388
LGI Homes, Inc.(a)	13,127	642,829
SharkNinja, Inc.(a)	23,976	2,769,947
		6,919,164

Consumer Staple Products - 1.06%
Celsius Holdings, Inc.(a)	47,158	1,583,094

Health Care - 3.88%
Align Technology, Inc.(a)	21,123	3,717,859
Intuitive Surgical, Inc.(a)	3,947	1,806,187
Progyny, Inc.(a)	15,299	284,255
		5,808,301

Industrial Products - 14.12%
Cognex Corp.	136,476	7,575,783
Generac Holdings, Inc.(a)	18,532	4,804,050
Graco, Inc.	12,474	1,001,288
Proto Labs, Inc.(a)	59,546	3,859,176
Snap-on, Inc.	10,232	3,922,949
		21,163,246

Industrial Services - 2.89%
Alarm.com Holdings, Inc.(a)	97,438	4,327,222

Materials - 1.23%
Simpson Manufacturing Co., Inc.	7,806	1,488,838
Trex Co., Inc.(a)	8,987	352,291
		1,841,129

Media - 1.39%
Take-Two Interactive Software, Inc.(a)	9,760	2,086,298

Oil & Gas - 8.81%
Core Laboratories, Inc.	119,254	1,747,071
Coterra Energy, Inc.	191,334	6,870,804
Expand Energy Corp.	44,843	4,580,713
		13,198,588

Retail & Wholesale - Discretionary - 2.50%
Floor & Decor Holdings, Inc., Class A(a)	51,583	2,496,617
Stitch Fix, Inc., Class A(a)	345,141	1,256,313
		3,752,930

	Shares	Value
Software & Tech Services - 14.21%
Akamai Technologies, Inc.(a)	52,928	$5,450,525
Autodesk, Inc.(a)	11,789	2,793,993
DoubleVerify Holdings, Inc.(a)	115,616	1,274,088
Dynatrace, Inc.(a)	27,630	1,000,482
Gartner, Inc.(a)	14,696	2,182,209
Gitlab, Inc., Class A(a)	43,580	964,861
Intuit, Inc.	3,302	1,282,827
Monday.com Ltd.(a)	13,731	904,461
Paychex, Inc.	5,671	525,305
SPS Commerce, Inc.(a)	28,379	1,592,630
Zeta Global Holdings Corp., Class A(a)	180,185	3,319,008
		21,290,389

Tech Hardware & Semiconductors - 43.13%
Arista Networks, Inc.(a)	60,829	10,505,777
Dolby Laboratories, Inc., Class A	32,418	2,079,291
Everpure, Inc., Class A(a)	115,996	8,287,914
Garmin Ltd.	32,775	8,231,114
InterDigital, Inc.	13,050	3,870,108
IPG Photonics Corp.(a)	16,672	1,982,634
Microchip Technology, Inc.	41,886	3,891,628
Plexus Corp.(a)	39,421	9,878,114
Power Integrations, Inc.	49,001	3,562,863
Semtech Corp.(a)	52,467	5,511,658
Viasat, Inc.(a)	103,519	6,822,937
		64,624,038

TOTAL COMMON STOCKS
(Cost $77,871,111)		146,594,399

	Shares	Value
MONEY MARKET FUNDS - 2.22%
First American Treasury Obligations Fund, Class X, 3.587%(b)	3,331,218	3,331,218

TOTAL MONEY MARKET FUNDS
(Cost $3,331,218)		3,331,218

TOTAL INVESTMENTS - 100.06%
(Cost $81,202,329)		$149,925,617

Liabilities In Excess of Other Assets - (0.06%)		(95,106)

NET ASSETS - 100.00%		$149,830,511

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of April 30, 2026.

Investment Abbreviations:
Ltd.– Limited

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

3

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

April 30, 2026

	Shares	Value
COMMON STOCKS - 71.39%
Consumer Discretionary Products - 3.65%
Gentex Corp.	466,649	$10,784,258
LGI Homes, Inc.(a)	59,921	2,934,331
SharkNinja, Inc.(a)	75,626	8,737,072
		22,455,661

Consumer Staple Products - 0.85%
Celsius Holdings, Inc.(a)	156,402	5,250,415

Health Care - 2.69%
Align Technology, Inc.(a)	60,832	10,707,040
Intuitive Surgical, Inc.(a)	10,717	4,904,206
Progyny, Inc.(a)	50,536	938,959
		16,550,205

Industrial Products - 10.94%
Cognex Corp.	422,458	23,450,644
Generac Holdings, Inc.(a)	56,871	14,742,669
Graco, Inc.	28,591	2,294,999
Proto Labs, Inc.(a)	234,559	15,201,769
Snap-on, Inc.	30,237	11,592,866
		67,282,947

Industrial Services - 2.09%
Alarm.com Holdings, Inc.(a)	288,829	12,826,896

Materials - 1.20%
Simpson Manufacturing Co., Inc.	26,392	5,033,746
Trex Co., Inc.(a)	60,596	2,375,363
		7,409,109

Media - 0.92%
Take-Two Interactive Software, Inc.(a)	26,376	5,638,134

Oil & Gas - 6.65%
Core Laboratories, Inc.	363,111	5,319,576
Coterra Energy, Inc.	626,295	22,490,254
Expand Energy Corp.	128,260	13,101,759
		40,911,589

Retail & Wholesale - Discretionary - 1.55%
Floor & Decor Holdings, Inc., Class A(a)	111,273	5,385,613
Stitch Fix, Inc., Class A(a)	1,140,722	4,152,228
		9,537,841
	Shares	Value
Software & Tech Services - 8.86%
Akamai Technologies, Inc.(a)	179,055	$18,439,084
Autodesk, Inc.(a)	29,188	6,917,556
DoubleVerify Holdings, Inc.(a)	205,284	2,262,230
Dynatrace, Inc.(a)	65,746	2,380,663
Gartner, Inc.(a)	36,485	5,417,658
Gitlab, Inc., Class A(a)	80,715	1,787,030
Intuit, Inc.	5,558	2,159,283
Monday.com Ltd.(a)	15,126	996,349
Paychex, Inc.	14,844	1,375,000
SPS Commerce, Inc.(a)	66,123	3,710,823
Zeta Global Holdings Corp., Class A(a)	490,549	9,035,912
		54,481,588

Tech Hardware & Semiconductors - 31.99%
Arista Networks, Inc.(a)	175,188	30,256,720
Dolby Laboratories, Inc., Class A	135,700	8,703,798
Everpure, Inc., Class A(a)	373,710	26,701,580
Garmin Ltd.	101,029	25,372,423
InterDigital, Inc.	33,675	9,986,658
IPG Photonics Corp.(a)	52,587	6,253,646
Microchip Technology, Inc.	123,590	11,482,747
Plexus Corp.(a)	109,943	27,549,517
Power Integrations, Inc.	165,161	12,008,856
Semtech Corp.(a)	165,509	17,386,720
Viasat, Inc.(a)	320,310	21,111,632
		196,814,297

TOTAL COMMON STOCKS
(Cost $300,141,787)		439,158,682

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 19.50%
Aerospace & Defense - 0.51%
L3Harris Technologies, Inc., 06/01/34, 5.350%	$1,521,000	1,549,949
RTX Corp., 11/16/38, 4.450%	1,689,000	1,564,992
		3,114,941

Airlines - 0.21%
Southwest Airlines Co., 11/16/27, 3.450%	1,329,000	1,305,747

Automobiles Manufacturing - 0.00%(b)
Ford Motor Co., 12/08/26, 4.346%	9,000	8,982

Banks - 0.45%
US Bancorp, 07/30/29, 3.000%	1,796,000	1,717,114
Wachovia Corp., 08/01/26, 7.574%(c)	1,058,000	1,066,462
		2,783,576

See Notes to Financial Statements.

4

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued)

Description/Maturity Date/Rate	Principal Amount	Value
Chemicals - 0.26%
Dow Chemical Co., 11/01/29, 7.375%	$1,451,000	$1,573,136
DuPont de Nemours, Inc., 11/15/28, 4.725%	14,000	14,094
		1,587,230

Commercial Finance - 0.27%
GATX Corp., 09/15/33, 5.450%	1,639,000	1,666,146

Construction Materials Manufacturing - 0.24%
CRH America Finance, Inc., 02/09/36, 5.000%	1,533,000	1,509,326

Consumer Finance - 0.44%
American Express Co., 05/03/27, 3.300%	1,254,000	1,245,159
Capital One Financial Corp., 07/29/32, 2.359%(d)	1,700,000	1,465,687
		2,710,846

Consumer Products - 0.21%
Clorox Co., 10/01/27, 3.100%	1,300,000	1,278,299

Consumer Services - 0.21%
Cintas Corp. No 2, 08/15/36, 6.150%	1,197,000	1,285,988

Diversified Banks - 0.99%
Bank of America Corp., 11/25/27, 4.183%	1,651,000	1,647,801
Citigroup, Inc., 03/05/38, 6.875%	1,419,000	1,600,235
JPMorgan Chase & Co., 12/15/26, 4.125%	1,341,000	1,341,744
Royal Bank of Canada, 11/03/31, 4.305%	1,510,000	1,485,781
		6,075,561

Electrical Equipment Manufacturing - 0.27%
Hubbell, Inc., 03/15/31, 2.300%	1,805,000	1,633,177

Exploration & Production - 0.24%
Devon Energy Corp., 09/15/34, 5.200%	1,500,000	1,506,353
Description/Maturity Date/Rate	Principal Amount	Value
Financial Services - 0.26%
Blackrock, Inc., 03/15/27, 3.200%	$9,000	$8,943
Northern Trust Corp., 05/08/32, 3.375%(d)	1,611,000	1,590,629
		1,599,572

Food & Beverage - 0.48%
Hormel Foods Corp., 06/03/28, 1.700%	1,400,000	1,329,474
Keurig Dr. Pepper, Inc., 03/15/34, 5.300%	1,638,000	1,634,810
		2,964,284

Health Care Facilities & Services - 0.54%
CVS Health Corp., 08/15/29, 3.250%	1,752,000	1,680,180
Quest Diagnostics, Inc., 11/30/33, 6.400%	1,496,000	1,627,553
		3,307,733

Industrial Other - 0.39%
Emerson Electric Co., 12/21/28, 2.000%	1,700,000	1,609,351
Fluor Corp., 09/15/28, 4.250%	815,000	806,679
		2,416,030

Integrated Oils - 0.27%
BP Capital Markets America, Inc., 09/11/33, 4.893%	1,637,000	1,645,643

Life Insurance - 0.21%
Principal Financial Group, Inc., 11/15/26, 3.100%	1,277,000	1,269,677

Mass Merchants - 0.27%
Costco Wholesale Corp., 04/20/30, 1.600%	1,820,000	1,649,235

Medical Equipment & Devices Manufacturing - 0.52%
Agilent Technologies, Inc., 03/12/31, 2.300%	1,938,000	1,743,241
GE HealthCare Technologies, Inc., 11/22/32, 5.905%	1,400,000	1,477,643
		3,220,884

See Notes to Financial Statements.

5

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued)

Description/Maturity Date/Rate	Principal Amount	Value
Pharmaceuticals - 0.44%
Astrazeneca Finance LLC, 05/28/28, 1.750%	$1,803,000	$1,717,958
Bristol-Myers Squibb Co., 11/15/26, 6.800%	1,000,000	1,013,321
		2,731,279

Pipelines - 1.97%
Eastern Energy Gas Holdings LLC, 11/15/29, 3.000%	1,798,000	1,684,348
El Paso Natural Gas Co. LLC, 11/15/26, 7.500%	1,000,000	1,017,002
Energy Transfer LP, 04/15/29, 5.250%	1,595,000	1,626,311
Enterprise Products Operating LLC, 07/31/29, 3.125%	1,749,000	1,687,136
Kinder Morgan Energy Partners LP, 01/15/38, 6.950%	1,400,000	1,566,507
MPLX LP, 08/15/30, 2.650%	1,847,000	1,706,017
ONEOK, Inc., 09/30/28, 6.875%	1,126,000	1,183,746
Williams Cos., Inc., 03/15/34, 5.150%	1,647,000	1,649,318
		12,120,385

Railroad - 0.28%
Union Pacific Corp., 02/05/30, 2.400%	1,822,000	1,701,321

Real Estate - 0.51%
Simon Property Group LP, 09/13/29, 2.450%	1,837,000	1,723,597
Welltower OP LLC, 03/15/29, 4.125%	1,398,000	1,389,145
		3,112,742

Refining & Marketing - 0.54%
Phillips 66, 12/15/30, 2.150%	1,940,000	1,743,074
Valero Energy Corp., 06/15/37, 6.625%	1,420,000	1,558,705
		3,301,779

Restaurants - 0.25%
Starbucks Corp., 11/15/28, 4.000%	1,570,000	1,557,075

Retail - Consumer Discretionary - 0.51%
Amazon.com, Inc., 06/03/30, 1.500%	1,700,000	1,519,910
Lowe's Cos., Inc., 09/15/37, 6.650%	1,454,000	1,593,211
		3,113,121
Description/Maturity Date/Rate	Principal Amount	Value
Transportation & Logistics - 0.54%
FedEx Corp., 05/15/31, 2.400%	$1,893,000	$1,706,770
United Parcel Service, Inc., 01/15/38, 6.200%	1,472,000	1,599,817
		3,306,587

Utilities - 6.22%
Ameren Corp., 03/15/28, 1.750%	12,000	11,435
Ameren Corp., 03/15/35, 5.375%	1,541,000	1,562,117
Appalachian Power Co., 04/01/31, 2.700%	1,552,000	1,414,468
Arizona Public Service Co., 08/01/33, 5.550%	1,557,000	1,604,321
Black Hills Corp., 10/15/29, 3.050%	1,813,000	1,723,831
CenterPoint Energy, Inc., 11/01/28, 4.250%	1,283,000	1,267,509
CMS Energy Corp., 08/15/27, 3.450%	1,387,000	1,370,248
Commonwealth Edison Co., 08/15/27, 2.950%	1,300,000	1,281,097
Dominion Energy, Inc., 06/15/38, 7.000%	1,348,000	1,494,631
DTE Electric Co., 10/15/32, 6.350%	1,312,000	1,409,206
Duke Energy Carolinas LLC, 06/01/37, 6.100%	1,452,000	1,548,046
Entergy Louisiana LLC, 12/15/30, 1.600%	13,000	11,436
Entergy Louisiana LLC, 03/15/34, 5.350%	1,498,000	1,540,228
Evergy Metro, Inc., 08/15/35, 5.125%	1,488,000	1,481,723
Interstate Power and Light Co., 04/01/29, 3.600%	1,620,000	1,585,368
National Rural Utilities Cooperative Finance Corp., 06/15/31, 1.650%	2,028,000	1,756,979
Nevada Power Co., 04/01/36, 6.650%	1,330,000	1,470,313
NextEra Energy Capital Holdings, Inc., 04/01/29, 3.500%	1,411,000	1,375,329
NiSource, Inc., 04/01/34, 5.350%	1,663,000	1,700,674
PPL Electric Utilities Corp., 08/15/37, 6.450%	1,030,000	1,133,674
Public Service Enterprise Group, Inc., 04/01/34, 5.450%	1,633,000	1,669,272
Puget Energy, Inc., 06/15/30, 4.100%	1,737,000	1,685,573
Southern Co., 07/01/36, 4.250%	1,595,000	1,468,076
Southwest Gas Corp., 06/15/30, 2.200%	1,923,000	1,751,275
Toledo Edison Co., 05/15/37, 6.150%	1,403,000	1,511,588
WEC Energy Group, Inc., 10/15/30, 1.800%	1,971,000	1,746,665
Xcel Energy, Inc., 12/01/29, 2.600%	1,828,000	1,711,760
		38,286,842

See Notes to Financial Statements.

6

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued)

Description/Maturity Date/Rate	Principal Amount	Value
Waste & Environment Services & Equipment - 0.52%
Republic Services, Inc., 03/01/30, 2.300%	$1,812,000	$1,675,443
Waste Management, Inc., 07/15/28, 7.000%	1,456,000	1,538,010
		3,213,453

Wireless Telecommunications Services - 0.48%
AT&T, Inc., 03/01/29, 4.350%	1,636,000	1,634,689
Verizon Communications, Inc., 09/21/28, 4.329%	1,339,000	1,340,249
		2,974,938

TOTAL CORPORATE BONDS
(Cost $120,306,139)		119,958,752

Description/Maturity Date/Rate	Principal Amount	Value
FOREIGN CORPORATE BONDS - 1.48%
Diversified Banks - 0.22%
Toronto-Dominion Bank, 06/03/26, 1.200%	1,340,000	1,336,613

Exploration & Production - 0.27%
Canadian Natural Resources Ltd., 06/30/33, 6.450%	1,520,000	1,645,223

Metals & Mining - 0.25%
BHP Billiton Finance USA Ltd., 09/08/33, 5.250%	1,490,000	1,525,477

Pharmaceuticals - 0.25%
Pfizer Investment Enterprises Pte Ltd., 05/19/28, 4.450%	1,540,000	1,547,346

Pipelines - 0.49%
Enbridge, Inc., 03/08/33, 5.700%	1,581,000	1,637,735
TransCanada PipeLines Ltd., 08/15/38, 7.250%	1,200,000	1,377,792
		3,015,527

TOTAL FOREIGN CORPORATE BONDS
(Cost $9,013,196)		9,070,186
Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.51%
Treasury Bonds - 3.90%
08/15/28, 2.875%	$5,530,000	$5,407,951
11/15/33, 4.500%	4,300,000	4,369,959
11/15/34, 4.250%	14,282,500	14,212,761
		23,990,671

Treasury Notes - 2.61%
06/15/26, 4.125%	3,670,000	3,672,014
07/15/26, 4.500%	5,100,000	5,108,514
08/31/26, 3.750%	4,510,000	4,510,301
10/31/26, 1.125%	1,540,000	1,520,253
02/15/27, 4.125%	1,250,000	1,253,613
		16,064,695

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $40,113,619)		40,055,366

	Shares	Value
MONEY MARKET FUNDS - 0.86%
First American Treasury Obligations Fund, Class X, 3.587%(e)	5,292,921	5,292,921

TOTAL MONEY MARKET FUNDS
(Cost $5,292,921)		5,292,921

TOTAL INVESTMENTS - 99.74%
(Cost $474,867,662)		$613,535,907

Other Assets In Excess of Liabilities - 0.26%		1,623,248

NET ASSETS - 100.00%		$615,159,155

(a)	Non-income producing security.

(b)	Amount represents less than 0.005%.

(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2026.

(d)	Floating or variable rate security. The rate shown is in effect as of April 30, 2026.

(e)	Rate disclosed is 7-Day Yield as of April 30, 2026.

Investment Abbreviations:

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

7

Disciplined Growth Investors Funds

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026

	The Disciplined
	Growth	The Disciplined
	Investors Equity	Growth
	Fund	Investors Fund
ASSETS:
Investments, at value	$149,925,617	$613,535,907
Receivable for fund shares sold	200	3,025
Dividends receivable	13,697	24,907
Interest receivable	—	2,009,699
Total Assets	149,939,514	615,573,538
LIABILITIES:
Payable to Investment Advisor	99,003	378,814
Payable for fund shares redeemed	10,000	35,569
Total Liabilities	109,003	414,383
NET ASSETS	$149,830,511	$615,159,155

NET ASSETS CONSIST OF:
Paid in capital	$78,690,319	$466,889,201
Total distributable earnings	71,140,192	148,269,954
NET ASSETS	$149,830,511	$615,159,155

INVESTMENTS, AT COST	$81,202,329	$474,867,662

Net asset value:
Net assets	$149,830,511	$615,159,155
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	14,079,258	23,586,705
Net asset value, price per share	$10.64	$26.08

See Notes to Financial Statements.

8

Disciplined Growth Investors Funds

STATEMENTS OF OPERATIONS

	The Disciplined Growth Investors Equity Fund(a)	The Disciplined Growth Investors Fund(b)(c)
INVESTMENT INCOME:
Dividends	$258,954	$3,149,737
Interest and other income	—	7,233,057
Total Investment Income	258,954	10,382,794
EXPENSES:
Investment advisory fees	301,317	4,459,939
Total Expenses	301,317	4,459,939
NET INVESTMENT INCOME/(LOSS)	(42,363)	5,922,855
Net realized gain on:
Investments	2,496,948	23,230,830
Total Net Realized Gain	2,496,948	23,230,830
Net change in unrealized appreciation/depreciation on:
Investments	6,387,155	100,822,279
Total Net Change in Unrealized Appreciation/Depreciation	6,387,155	100,822,279
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,884,103	124,053,109
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,841,740	$129,975,964

(a)	For the period January 26, 2026 (commencement of operations) through April 30, 2026.

(b)	The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(c)	For the year ended April 30, 2026.

See Notes to Financial Statements.

9

The Disciplined Growth Investors Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period
January 26, 2026
(Commencement of
operations) through
April 30, 2026
OPERATIONS
Net investment loss	$(42,363)
Net realized gain	2,496,948
Net change in unrealized appreciation/depreciation	6,387,155
Net increase in net assets resulting from operations	8,841,740
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	145,029,983
Shares redeemed	(4,041,212)
Net increase in net assets derived from share transactions	140,988,771
Net increase in net assets	149,830,511
NET ASSETS
Beginning of period	—
End of period	$149,830,511

See Notes to Financial Statements.

10

The Disciplined Growth Investors Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended April 30,	Ended April 30,
	2026(a)	2025(a)
OPERATIONS
Net investment income	$5,922,855	$5,916,906
Net realized gain	23,230,830	25,757,021
Net change in unrealized appreciation/depreciation	100,822,279	(65,643,152)
Net increase/decrease in net assets resulting from operations	129,975,964	(33,969,225)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(43,841,562)	(95,917,149)
Net decrease in net assets from distributions	(43,841,562)	(95,917,149)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	55,742,026	43,477,555
Dividends reinvested	43,030,084	95,402,516
Shares redeemed	(66,415,715)	(36,525,843)
Net increase in net assets derived from share transactions	32,356,395	102,354,228
Net increase/(decrease) in net assets	118,490,797	(27,532,146)
NET ASSETS
Beginning of period	496,668,358	524,200,504
End of period	$615,159,155	$496,668,358

(a)	The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

11

The Disciplined Growth Investors Equity Fund

FINANCIAL HIGHLIGHTS

	For the Period
	January 26, 2026
	(Commencement of
	operations) through
	April 30, 2026(a)
Net Asset Value - Beginning of Period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.00	(c)
Net realized and unrealized gain on investments	0.64
Total from Investment Operations	0.64

Net Increase in net asset value	10.64
Net Asset Value - End of Period	$10.64
TOTAL RETURN(d)	6.40%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$149,831
Ratio of net operating expenses to average net assets	0.85	%(e)
Ratio of net investment (loss) to average net assets	(0.12	%)(e)
Portfolio turnover rate(f)(g)	5%

(a)	The net asset value at the beginning of the period represents initial shares outstanding on January 26, 2026 (commencement of operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Amount represents less than $0.005 per common share.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Excludes the impact of in-kind transactions.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

12

The Disciplined Growth Investors Fund

FINANCIAL HIGHLIGHTS

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2026(a)	2025(a)	2024(a)	2023(a)	2022(a)
Net Asset Value - Beginning of Period	$22.27	$28.70	$20.36	$20.51	$25.94

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.26	0.28	0.22	0.18	0.08
Net realized and unrealized gain/(loss) on investments	5.50	(1.52)	8.83	0.14	(2.84)
Total from Investment Operations	5.76	(1.24)	9.05	0.32	(2.76)

DISTRIBUTIONS:
From net investment income	(0.26)	(0.28)	(0.21)	(0.17)	(0.08)
From net realized gain on investments	(1.69)	(4.91)	(0.50)	(0.30)	(2.59)
Total Distributions	(1.95)	(5.19)	(0.71)	(0.47)	(2.67)

Net Increase/(Decrease) in net asset value	3.81	(6.43)	8.34	(0.15)	(5.43)
Net Asset Value - End of Period	$26.08	$22.27	$28.70	$20.36	$20.51
TOTAL RETURN(c)	26.46%	(6.38%)	44.95%	1.67%	(11.86%)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$615,159	$496,668	$524,201	$358,298	$344,503
Ratio of net operating expenses to average net assets	0.78%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	1.04%	1.09%	0.88%	0.89%	0.32%
Portfolio turnover rate(d)	19%	17%	35%	26%	21%

(a)	The Fund acquired all of the assets and liabilities of The Disciplined Growth Investors Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements.

13

Disciplined Growth Investors Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, The Disciplined Growth Investors Equity Fund (“DGIQX”) and The Disciplined Growth Investors Fund (“DGIFX”) (each a “Fund” and collectively the “Funds”). DGIFX’s investment objective is long-term capital growth and as a secondary objective, modest income with reasonable risk and is a diversified open-end management company under the 1940 Act. DGIQX's investment objective is long-term capital growth and is a non-diversified open-end management company under the 1940 Act. DGIQX commenced operations on January 26, 2026. DGIQX acquired all of the assets and liabilities of the predecessor limited partnership, Navigator Investors, L.P. ("Navigator"), in a tax-free reorganization on January 26, 2026. Navigator's financial statements can be found in DGIQX's SAI dated January 21, 2026. DGIFX commenced operations on August 12, 2011, as a mutual fund that was a series of Financial Investors Trust (the "Predecessor Fund"). On April 17, 2025, the Board of Trustees of Financial Investors Trust approved a tax-free reorganization wherein all of the assets and liabilities of the Predecessor Fund were acquired by DGIFX. In connection with this acquisition as of the close of business on July 11, 2025, shares of the Predecessor Fund were exchanged for an equivalent number of shares of DGIFX. DGIFX's net assets of $549,301,050, net asset value ("NAV") per share of $24.80, shares outstanding of 22,148,151, and net unrealized appreciation/depreciation of $101,752,617, and the results of operations of the Funds were unchanged from that of the Predecessor Fund as a result of the reorganization. The Predecessor Fund had an investment objective that was, in all material respects, the same as that of DGIFX. DGIFX is a continuation of the Predecessor Fund, and therefore, the performance and financial history of the Predecessor Fund has been adopted by DGIFX and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

The Funds currently offer an unlimited number of one class of shares.

During the year ended April 30, 2026, the Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Funds’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio Managers act as the Funds’ CODM. Each Fund is considered a single operating segment, and its performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

During the year/period ended April 30, 2026, the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds financial statements during the period.

Portfolio Valuation: The NAV of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Securities for which market quotations are not readily available, including circumstances under which Disciplined Growth Investors, Inc. (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

14

Disciplined Growth Investors Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued)

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of April 30, 2026:

The Disciplined Growth Investors Equity Fund

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$146,594,399	$—	$—	$146,594,399
Money Market Funds	3,331,218	—	—	3,331,218
Total	$149,925,617	$—	$—	$149,925,617

The Disciplined Growth Investors Fund

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$439,158,682	$—	$—	$439,158,682
Corporate Bonds	—	119,958,752	—	119,958,752
Foreign Corporate Bonds	—	9,070,186	—	9,070,186
U.S. Treasury Obligations	—	40,055,366	—	40,055,366
Money Market Funds	5,292,921	—	—	5,292,921
Total	$444,451,603	$169,084,304	$—	$613,535,907

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

In-Kind Seeding: The capital required to purchase the initial shares of DGIQX was provided by in-kind seeding. DGIQX was seeded through the exchange of shares of beneficial interest of DGIQX for partnership units of Navigator LP on January 26, 2026. The transaction was structured as a tax-free exchange of shares. The Fund carried forward the historical cost basis of investments and cumulative gains and losses as reported by Navigator LP prior to the in-kind seeding to align ongoing financial reporting. Investment companies carry substantially all their assets at fair value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

The transaction resulted in the following:

Initial Fair Value of Securities Acquired by DGIQX	$132,893,981
Cost Basis	70,557,848
Net Unrealized Gain	$62,336,133

The above securities as well as $724,314 of cash and $14,235 of accrued dividend income were contributed in exchange for 13,363,253 shares at a NAV of $10.00.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Funds. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

15

Disciplined Growth Investors Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued)

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Distributions to Shareholders: Dividends from net investment income of the Funds, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the year ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of April 30, 2026, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Funds pay the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of DGIQX’s and 0.78% of DGIFX’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all of the expenses of the Funds except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expense on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

Paralel Technologies LLC (the “Administrator”), the parent company of Paralel Distributors, LLC (the “Distributor”), serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its unitary management fee. Alps Fund Services, Inc. ("Alps") served as the Predecessor Fund's administrator prior to DGIFX’s reorganization.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Alps Distributors, Inc. served as the Predecessor Fund's distributor prior to DGIFX’s reorganization.

U.S. Bank, NA (“U.S. Bank”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement. Paralel Technologies LLC serves as the Funds’ Transfer Agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its unitary management fee. Alps served as the Predecessor Fund's transfer agent prior to DGIFX’s reorganization.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its unitary management fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the year/period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and U.S. Government obligations, were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
The Disciplined Growth Investors Equity Fund(a)	$10,935,518	$6,119,203	$—	$—
The Disciplined Growth Investors Fund	68,721,744	116,795,256	20,621,756	—

(a)	For the period January 26, 2026 (commencement of operations) through April 30, 2026.

Investments in U.S. Government Obligations during the year/period ended April 30, 2026 were as follows:

Fund	Purchases	Sales
The Disciplined Growth Investors Fund	$35,995,627	$8,213,612

16

Disciplined Growth Investors Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued)

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Beneficial Interest transactions were as follows:

For the period January 26, 2026 (commencement of operations) through April 30, 2026
The Disciplined Growth Investors Equity Fund
Shares sold	14,490,786
Shares redeemed	(411,528)
Net increase in shares outstanding	14,079,258

	For the Year Ended	For the Year Ended
	April 30, 2026	April 30, 2025
The Disciplined Growth Investors Fund
Shares sold	2,155,128	1,757,159
Dividends reinvested	1,750,666	3,759,594
Shares redeemed	(2,621,314)	(1,477,887)
Net increase in shares outstanding	1,284,480	4,038,866

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on April 30, 2026, permanent differences resulting primarily from equalization were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or net asset value per common share outstanding. Permanent book and tax basis differences of the below were reclassified at April 30, 2026 among paid-in capital and total distributable earnings/(accumulated deficit) for the Funds:

		Total Distributable
Fund	Paid-in Capital	Earnings
The Disciplined Growth Investors Equity Fund	$37,681	$(37,681)
The Disciplined Growth Investors Fund	735,811	(735,811)

The character of distributions paid on a tax basis during the year/period ended April 30, 2026 were as follows:

		Long-Term
	Ordinary	Capital
Fund	Income	Gain
The Disciplined Growth Investors Fund	$5,793,949	$38,047,613

The Disciplined Growth Investors Equity Fund paid no distributions during the period ended April 30, 2026.

The character of distributions paid on a tax basis during the year/period ended April 30, 2025 were as follows:

		Long-Term
	Ordinary	Capital
Fund	Income	Gain
The Disciplined Growth Investors Fund	$5,844,195	$90,072,954

The Disciplined Growth Investors Equity Fund paid no distributions during the period ended April 30, 2025.

17

Disciplined Growth Investors Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued)

The amounts of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at April 30, 2026 were as follows:

		Gross	Net
	Gross	Depreciation	Appreciation/		Cost of
	Appreciation	(excess of tax	(Depreciation)	Net Unrealized	Investments for
	(excess of value	cost over	of written call	Appreciation/	Income Tax
	over tax cost)(a)	value)(a)	options	(Depreciation)	Purposes(a)
The Disciplined Growth Investors Equity Fund	$72,003,065	$(3,279,777)	$—	$68,723,288	$81,202,329
The Disciplined Growth Investors Fund	179,143,137	(40,873,368)	—	138,269,769	475,266,138

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to premium amortization accruals and wash sales.

As of April 30, 2026, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed
	Net	Accumulated Net	Unrealized	Other
	Investment	Realized	Appreciation/	Accumulated
	Income/(Loss)	Gain/(Loss)	(Depreciation)	Gain/(Loss)	Total
The Disciplined Growth Investors Equity Fund	$—	$2,459,267	$68,723,288	$(42,363)	$71,140,192
The Disciplined Growth Investors Fund	390,202	9,609,983	138,269,769	—	148,269,954

The Disciplined Growth Investors Equity Fund elects to defer to the period ending April 30, 2027, late year ordinary losses in the amount of $42,363.

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust and/or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds maximum exposures under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following: On June 11, 2026, The Disciplined Growth Investors Fund paid a distribution of $0.06187 per share to shareholders of record on June 9, 2026.

18

Disciplined Growth Investors Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Disciplined Growth Investors Equity Fund and The Disciplined Growth Investors Fund and
Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Disciplined Growth Investors Equity Fund and The Disciplined Growth Investors Fund (the “Funds”), each a series of Elevation Series Trust, as of April 30, 2026, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statement(s) of Changes
Fund Name	Statements of Operations	in Net Assets	Financial Highlights
The Disciplined Growth Investors Equity Fund	For the period from January 26, 2026 (commencement of operations) through April 30, 2026
The Disciplined Growth Investors Fund	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, and 2024

The Disciplined Growth Investors Fund’s financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

June 29, 2026

19

Disciplined Growth Investors Funds

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

April 30, 2026 (Unaudited)

The Funds designate the following as percentages of taxable ordinary income distributions, up to the maximum amount allowable, for the calendar year ended December 31, 2025.

	Dividends Received	Qualified Dividend
Fund	Deduction	Income Percentage
The Disciplined Growth Investors Equity Fund	—	—
The Disciplined Growth Investors Fund	49.96%	55.58%

Pursuant to Section 852 (b)(3) of the Internal Revenue Code, The Disciplined Growth Investors Equity Fund has designated $37,681 as long-term capital gain distribution for the year ended April 30, 2026. Paid in capital has been adjusted for this full amount, all of which is long-term capital gain for distributions in connection with Fund shares redemption (tax equalization). The Disciplined Growth Investors Fund has designated $38,783,424 as long-term capital gain distribution for the year ended April 30, 2026. Paid-in capital has been adjusted by $735,811 for the Fund, all of which is long-term capital gain, for distributions in connection with share redemptions (tax equalization).

The percentage of the total ordinary distributions paid during the calendar year ended December 31, 2025, that qualify as 163(j) interest dividends are 68.28% for The Disciplined Growth Investors Fund.

In early 2027, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2026 via Form 1099. The Funds will notify shareholders in early 2028 of amounts paid to them by the Funds, if any, during the calendar year 2027.

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC's website at www.sec.gov or (ii) by calling toll-free 1-855-DGI-FUND (344-3863). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at (i) www.sec.gov or (ii) by calling toll-free 1-855-DGI-FUND (344-3863) or (iii) the Funds’ website at https://www.dgifund.com.

20

Annual Financial Statements

April 30, 2026

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

Vulcan Value Partners Fund

SCHEDULE OF INVESTMENTS

April 30, 2026

	Shares	Value
COMMON STOCKS - 98.49%
Aerospace - 4.43%
HEICO Corp., Class A	24,873	$5,198,954
TransDigm Group, Inc.	5,303	6,151,374
		11,350,328
Asset Managers And Custodians - 12.91%
Ares Management Corp., Class A	127,637	14,984,584
Partners Group Holding AG	3,487	3,784,445
TPG, Inc., Class A	327,922	14,303,957
		33,072,986
Biotechnology - 3.58%
Medpace Holdings, Inc.(a)	21,868	9,155,257

Consumer Digital Services - 4.61%
Alphabet, Inc., Class C	30,936	11,815,696

Diversified Retailers - 4.63%
Amazon.com, Inc.(a)	44,725	11,854,809

Health Care Management Services - 11.06%
Elevance Health, Inc.	42,878	16,140,137
UnitedHealth Group, Inc.	32,877	12,180,271
		28,320,408
Health Care Services - 2.07%
IQVIA Holdings, Inc.(a)	33,413	5,291,617

Insurance Brokers - 4.04%
Ryan Specialty Holdings, Inc., Class A	297,779	10,353,776

Professional Business Support Services - 3.61%
TransUnion	130,355	9,255,205

Real Estate Services - 1.82%
Jones Lang LaSalle, Inc.(a)	14,613	4,648,834

Reinsurance - 5.99%
Everest Group Ltd.	42,998	15,339,967
	Shares	Value
COMMON STOCKS - 98.49% (continued)
Restaurants And Bars - 4.18%
Sodexo SA	210,371	$10,695,826

Software - 21.73%
Microsoft Corp.	39,321	16,034,317
Nice Ltd. - Sponsored ADR(a)	83,843	8,553,663
Salesforce, Inc.	29,054	5,128,902
SAP SE	91,208	15,575,283
ServiceNow, Inc.(a)	117,241	10,353,553
		55,645,718
Specialty Retailers - 4.13%
CarMax, Inc.(a)	269,330	10,587,362

Transaction Processing Services - 9.70%
Fiserv, Inc.(a)	178,488	11,182,273
Mastercard, Inc., Class A	13,049	6,562,603
Visa, Inc., Class A	21,549	7,107,722
		24,852,598
TOTAL COMMON STOCKS
(Cost $222,962,107)		252,240,387

	Shares	Value
MONEY MARKET FUNDS - 1.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.58% (7-day yield)	3,175,015	3,175,015

TOTAL MONEY MARKET FUNDS
(Cost $3,175,015)		3,175,015

TOTAL INVESTMENTS - 99.73%
(Cost $226,137,122)		$255,415,402

Other Assets in Excess of Liabilities - 0.27%		687,103

NET ASSETS - 100.00%		$256,102,505

(a)	Non-income producing security.

Investment Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

Ltd. – Limited

SA - Société Anonyme (French: Public Limited Company)

SE - Société Européenne (French: European Society/Company)

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

SCHEDULE OF INVESTMENTS

April 30, 2026

	Shares	Value
COMMON STOCKS - 97.87%
Biotechnology - 3.70%
Medpace Holdings, Inc.(a)	8,054	$3,3.71,888

Building Materials: Other - 7.26%
Forterra PLC(b)(c)	1,654,725	3,539,615
Fortune Brands Innovations, Inc.	76,073	3,083,999
		6,623,614
Cement - 5.76%
Ibstock PLC(b)(c)	3,765,403	5,251,858

Diversified Industrials - 4.78%
Sdiptech AB, Class B(a)	177,790	4,355,809

Electrical Components - 2.50%
Littelfuse, Inc.	5,649	2,283,156

Electronic Equipment: Gauges And Meters - 2.99%
Badger Meter, Inc.	22,515	2,722,289

Entertainment - 2.63%
CTS Eventim AG & Co. KGaA	36,345	2,395,160

Food Retailers And Wholesalers - 4.96%
Premium Brands Holdings Corp.	72,117	4,526,060

Hotel And Lodging Reits - 3.10%
Park Hotels & Resorts, Inc.	246,414	2,826,369

Household Furnishings - 4.93%
MillerKnoll, Inc.	279,704	4,497,640

Industrial Suppliers - 4.36%
StandardAero, Inc.(a)	160,113	3,980,409

Insurance Brokers - 5.74%
Ryan Specialty Holdings, Inc., Class A	150,665	5,238,622
	Shares	Value
COMMON STOCKS - 97.87% (continued)
Professional Business Support Services - 13.32%
ABM Industries, Inc.	82,724	$3,375,139
Genpact Ltd.	98,695	3,429,651
ISS A/S	20,040	735,234
TransUnion	64,889	4,607,119
		12,147,143
Real Estate Services - 10.07%
Colliers International Group, Inc.	32,641	3,413,596
Jones Lang LaSalle, Inc.(a)	5,031	1,600,512
Savills PLC	370,777	4,172,496
		9,186,604

Reinsurance - 6.73%
Everest Group Ltd.	17,190	6,132,704

Rental And Leasing Services: Consumer - 4.56%
PROG Holdings, Inc.	116,090	4,159,505

Semiconductors - 3.05%
Qorvo, Inc.(a)	29,484	2,777,983

Specialty Retailers - 3.79%
CarMax, Inc.(a)	87,843	3,453,108

Telecommunications Services - 3.64%
Ituran Location and Control Ltd.	57,646	3,320,410

TOTAL COMMON STOCKS
(Cost $86,591,613)		89,250,331

	Shares	Value
MONEY MARKET FUNDS - 0.87%
Invesco Government & Agency Portfolio, Institutional Class, 3.58% (7-day yield)	790,418	790,418

TOTAL MONEY MARKET FUNDS
(Cost $790,418)		790,418

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued)

TOTAL INVESTMENTS - 98.74%
(Cost $87,382,031)	$90,040,749

Other Assets in Excess of Liabilities - 1.26%	1,145,787

NET ASSETS - 100.00%	$91,186,536

(a)	Non-income producing security.

(b)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2026, these securities had an aggregate value of $8,791,473 or 9.64% of net assets.

(c)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2026, the aggregate market value of these securities was $8,791,473, representing 9.64% of net assets.

Investment Abbreviations:

AB – Aktiebolag (Swedish: Limited Liability Company)

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

KGaA – Kommanditgesellschaft auf Aktien (German: Limited Partnership)

Ltd. – Limited

PLC - Public Limited Company

See Notes to Financial Statements.

Vulcan Value Partners

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2026

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund

ASSETS:
Investments, at value	$255,415,402	$90,040,749
Receivable for investments sold	495,344	—
Receivable for fund shares sold	440,977	61,234
Dividends receivable	216,865	205,407
Receivable for securities litigation	—	963,709
Prepaid expenses and other assets	48,050	44,247
Total Assets	256,616,638	91,315,346
LIABILITIES:
Payable to Investment Advisor	150,383	41,596
Payable for shares redeemed	250,864	21,054
12b-1 fees payable - Investor Class	21,995	5,120
Administration fees payable	10,070	4,104
Transfer agent fees payable	13,733	13,008
Delegated transfer agent equivalent services payable	21,025	10,314
Professional fees payable	25,642	22,376
Accrued expenses and other liabilities	20,421	11,238
Total Liabilities	514,133	128,810
NET ASSETS	$256,102,505	$91,186,536

NET ASSETS CONSIST OF
Paid in capital	$230,319,316	$464,802,349
Total distributable earnings/(accumulated loss)	25,783,189	(373,615,813)
NET ASSETS	$256,102,505	$91,186,536

Investments, at cost	$226,137,122	$87,382,031

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$25.75	$12.41
Net Assets	$109,019,243	$25,343,551
Shares of beneficial interest outstanding issued (unlimited number of shares authorized, no par value)	4,233,121	2,042,349

Institutional Class:
Net Asset Value, offering and redemption price per share	$26.00	$12.56
Net Assets	$147,083,262	$65,842,985
Shares of beneficial interest outstanding issued (unlimited number of shares authorized, no par value)	5,656,554	5,244,251

See Notes to Financial Statements.

Vulcan Value Partners

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2026

	Vulcan Value Partners Fund(a)	Vulcan Value Partners Small Cap Fund(a)
INVESTMENT INCOME:
Dividends*	$4,835,096	$2,325,277
Total Investment Income	4,835,096	2,325,277
EXPENSES:
Investment advisory fees	3,186,258	1,238,725
Administrative fees	187,980	68,755
12b-1 fees
Investor Class	198,776	41,523
Delegated transfer agent equivalent services fees
Investor Class	7,401	2,723
Institutional Class	130,227	72,521
Custody fees	6,090	—
Transfer agent fees	95,638	91,411
Professional fees	76,805	43,056
Reflow fees	19,225	11,769
Trustees’ fees	2,378	—
Principal financial officer fees	5,549	1,569
Other expenses	101,980	35,744
Total Expenses	4,018,307	1,607,796
Less expenses waived by Investment Advisor
Investor	(103,270)	(68,417)
Institutional	(581,447)	(318,518)
Net Expenses	3,333,590	1,220,861
NET INVESTMENT INCOME	1,501,506	1,104,416
Net realized gain/(loss) on:
Investments	45,706,465	25,375,015
Investments sold in-kind	6,413,012	3,324,571
Foreign currency related transactions	(31,673)	(12,117)
Total net realized gain	52,087,804	28,687,469
Net change in unrealized appreciation/depreciation on:
Investments	(36,356,131)	(13,025,104)
Foreign currency related translations	6,186	(893)
Total net change in unrealized appreciation/depreciation	(36,349,945)	(13,025,997)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,737,859	15,661,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,239,365	$16,765,888
*Foreign taxes withheld on dividends	$288,939	$101,771

(a)	Each Fund acquired all of the assets and liabilities of its respective series of Financial Investors Trust (each a "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of each Predecessor Fund has been adopted by the respective Fund and will be used going forward. As a result, the information for the period prior to the close of business on September 12, 2025, reflects that of a Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

Vulcan Value Partners Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April	For the Year Ended April
	30, 2026(a)	30, 2025(a)
OPERATIONS
Net investment income	$1,501,506	$1,031,717
Net realized gain	52,087,804	202,958,537
Net change in unrealized appreciation/depreciation	(36,349,945)	(164,338,764)
Net increase in net assets resulting from operations	17,239,365	39,651,490
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Investor	(7,518,039)	(292,167)
Institutional	(11,982,711)	(1,307,811)
Net decrease in net assets from distributions	(19,500,750)	(1,599,978)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold
Investor Class	10,940,053	1,843,887
Institutional Class	44,781,393	44,849,009
Dividends reinvested
Investor Class	6,457,194	237,866
Institutional Class	11,047,549	1,154,279
Shares redeemed
Investor Class	(43,130,984)	(44,371,197)
Institutional Class	(170,445,950)	(329,372,956)
Net decrease in net assets derived from beneficial interest transactions	(140,350,745)	(325,659,112)
Net decrease in net assets	(142,612,130)	(287,607,600)
NET ASSETS
Beginning of year	398,714,635	686,322,235
End of year	$256,102,505	$398,714,635

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April	For the Year Ended April
	30, 2026(a)	30, 2025(a)
OPERATIONS
Net investment income	$1,104,416	$1,934,370
Net realized gain/(loss)	28,687,469	(12,585,774)
Net change in unrealized appreciation/depreciation	(13,025,997)	29,196,223
Net increase in net assets resulting from operations	16,765,888	18,544,819
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Investor	(622,909)	(429,698)
Institutional	(2,274,903)	(1,670,328)
Net decrease in net assets from distributions	(2,897,812)	(2,100,026)
BENEFICIAL INTEREST TRANSACTIONS
Shares sold
Investor Class	1,735,244	3,337,712
Institutional Class	11,099,301	28,983,509
Dividends reinvested
Investor Class	591,745	388,469
Institutional Class	1,898,218	1,437,392
Shares redeemed
Investor Class	(8,836,047)	(24,355,876)
Institutional Class	(49,998,977)	(215,062,003)
Net decrease in net assets derived from beneficial interest transactions	(43,510,516)	(205,270,797)
Net decrease in net assets	(29,642,440)	(188,826,004)
NET ASSETS
Beginning of year	120,828,976	309,654,980
End of year	$91,186,536	$120,828,976

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements.

Vulcan Value Partners Fund

FINANCIAL HIGHLIGHTS

	For the Year	For the Year		For the Year		For the Year	For the Year
	Ended	Ended		Ended		Ended	Ended
	April 30,	April 30,		April 30,		April 30,	April 30,
	2026(a)	2025(a)		2024(a)		2023(a)	2022(a)
Investor Class
Net Asset Value, Beginning of Period	$26.65	$25.21		$19.01		$20.74	$29.87

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.07	0.00	(c)	(0.00	)(c)	0.00 (c)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.67	1.49		6.21		(0.74)	(5.75)
Total from Investment Operations	0.74	1.49		6.21		(0.74)	(5.91)

DISTRIBUTIONS:
From net investment income	(0.16)	(0.05)		(0.01)		–	–
From net realized gains on investments	(1.48)	–		–		(0.99)	(3.22)
Total Distributions	(1.64)	(0.05)		(0.01)		(0.99)	(3.22)

Net Increase/(Decrease) in net asset value	(0.90)	1.44		6.20		(1.73)	(9.13)
Net Asset Value, End of Period	$25.75	$26.65		$25.21		$19.01	$20.74
TOTAL RETURN(d)	2.35%	5.91%		32.68%		(2.99%)	(22.93%)

RATIOS/SUPPLEMENTAL DATA:(e)
Net Assets, End of Period (000s)	$109,019	$137,152		$170,238		$232,565	$437,470
Ratio of operating expenses to average net assets excluding waivers	1.21%	1.14%		1.08%		1.08%	1.06%
Ratio of operating expenses to average net assets including waivers	1.13%	1.14%		1.08%		1.08%	1.06%
Ratio of net investment income/(loss) to average net assets including waivers	0.25%	0.00	%(f)	(0.02%)		0.01%	(0.54%)
Portfolio turnover rate	61%	56%		32%		40%	49%

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Amount represents greater than $(0.005) per share and less than $0.005 per share.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at net asset value on the last day of the period and assuming all dividends are reinvested. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the full Schedule of Investments.

(f)	Amount represents less than 0.005%.

See Notes to Financial Statements.

Vulcan Value Partners Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2026(a)	For the Year Ended April 30, 2025(a)	For the Year Ended April 30, 2024(a)	For the Year Ended April 30, 2023(a)	For the Year Ended April 30, 2022(a)
Institutional Class
Net Asset Value, Beginning of Period	$26.88	$25.40	$19.15	$20.84	$29.93

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.15	0.08	0.04	0.04	(0.10)
Net realized and unrealized gain/(loss) on investments	0.68	1.52	6.26	(0.74)	(5.77)
Total from Investment Operations	0.83	1.60	6.30	(0.70)	(5.87)

DISTRIBUTIONS:
From net investment income	(0.23)	(0.12)	(0.05)	—	—
From net realized gains on investments	(1.48)	—	—	(0.99)	(3.22)
Total Distributions	(1.71)	(0.12)	(0.05)	(0.99)	(3.22)

Net Increase/(Decrease) in net asset value	(0.88)	1.48	6.25	(1.69)	(9.09)
Net Asset Value, End of Period	$26.00	$26.88	$25.40	$19.15	$20.84
TOTAL RETURN(c)	2.64%	6.28%	32.94%	(2.78%)	(22.74%)

RATIOS/SUPPLEMENTAL DATA:(d)
Net Assets, End of Period (000s)	$147,083	$261,562	$516,084	$696,853	$966,357
Ratio of operating expenses to average net assets excluding waivers	1.12%	1.20%	1.13%	1.13%	1.11%
Ratio of operating expenses to average net assets including waivers	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income/(loss) to average net assets including waivers	0.54%	0.29%	0.20%	0.23%	(0.34%)
Portfolio turnover rate	61%	56%	32%	40%	49%

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at net asset value on the last day of the period and assuming all dividends are reinvested. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the full Schedule of Investments.

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2026(a)	For the Year Ended April 30, 2025(a)		For the Year Ended April 30, 2024(a)	For the Year Ended April 30, 2023(a)	For the Year Ended April 30, 2022(a)
Investor Class
Net Asset Value, Beginning of Period	$11.21	$11.49		$10.87	$14.47	$22.62

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.12	0.08		0.04	0.01	(0.10)
Net realized and unrealized gain/(loss) on investments	1.38	(0.22	)(c)	0.62	(2.18)	(3.22)
Total from Investment Operations	1.50	(0.14)		0.66	(2.17)	(3.32)

DISTRIBUTIONS:
From net investment income	(0.30)	(0.14)		(0.04)	—	—
From net realized gains on investments	—	—		—	(1.43)	(4.83)

Total Distributions	(0.30)	(0.14)		(0.04)	(1.43)	(4.83)
Net Increase/(Decrease) in net asset value	1.20	(0.28)		0.62	(3.60)	(8.15)
Net Asset Value, End of Period	$12.41	$11.21		$11.49	$10.87	$14.47
TOTAL RETURN(d)	13.41%	(1.36%)		6.11%	(14.39%)	(21.58%)

RATIOS/SUPPLEMENTAL DATA:(e)
Net Assets, End of Period (000s)	$25,344	$28,859		$48,711	$75,271	$221,910
Ratio of operating expenses to average net assets excluding waivers	1.44%	1.37%		1.27%	1.26%	1.25%
Ratio of operating expenses to average net assets including waivers	1.19%	1.25%		1.25%	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets including waivers	0.97%	0.72%		0.38%	0.12%	(0.47%)
Portfolio turnover rate	49%	29%		33%	26%	69%

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/(loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at net asset value on the last day of the period and assuming all dividends are reinvested. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the full Schedule of Investments.

See Notes to Financial Statements.

Vulcan Value Partners Small Cap Fund

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2026(a)	For the Year Ended April 30, 2025(a)		For the Year Ended April 30, 2024(a)	For the Year Ended April 30, 2023(a)	For the Year Ended April 30, 2022(a)
Institutional Class
Net Asset Value, Beginning of Period	$11.33	$11.62		$10.99	$14.57	$22.70

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.12	0.11		0.07	0.05	(0.04)
Net realized and unrealized gain/(loss) on investments	1.43	(0.22	)(c)	0.62	(2.20)	(3.26)
Total from Investment Operations	1.55	(0.11)		0.69	(2.15)	(3.30)

DISTRIBUTIONS:
From net investment income	(0.32)	(0.18)		(0.06)	—	—
From net realized gains on investments	—	—		—	(1.43)	(4.83)
Total Distributions	(0.32)	(0.18)		(0.06)	(1.43)	(4.83)

Net Increase/(Decrease) in net asset value	1.23	(0.29)		0.63	(3.58)	(8.13)
Net Asset Value, End of Period	$12.56	$11.33		$11.62	$10.99	$14.57
TOTAL RETURN(d)	13.70%	(1.14%)		6.33%	(14.14%)	(21.40%)

RATIOS/SUPPLEMENTAL DATA:(e)
Net Assets, End of Period (000s)	$65,843	$91,970		$260,944	$343,279	$721,399
Ratio of operating expenses to average net assets excluding waivers	1.36%	1.41%		1.32%	1.31%	1.27%
Ratio of operating expenses to average net assets including waivers	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets including waivers	0.94%	0.97%		0.64%	0.42%	(0.19%)
Portfolio turnover rate	49%	29%		33%	26%	69%

(a)	The Fund acquired all of the assets and liabilities of Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on September 12, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/(loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at net asset value on the last day of the period and assuming all dividends are reinvested. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Adviser.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented on the full Schedule of Investments.

See Notes to Financial Statements.

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

April 30, 2026

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to two series of the Trust, the Vulcan Value Partners Fund and the Vulcan Value Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, non-diversified management investment companies registered under the 1940 Act. Each Fund’s investment objective is long-term capital appreciation.

The Funds both commenced operations of their Investor Class shares and Institutional Class shares on December 30, 2009 and May 1, 2019, respectively, as mutual funds that were series of Financial Investors Trust (the "Predecessor Funds"). On April 17, 2025, the Board of Trustees of Financial Investors Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by their respective Fund. In connection with this acquisition as of the close of business on September 12, 2025, shares of the Predecessor Funds were exchanged for an equivalent number of shares of the corresponding Fund. Vulcan Value Partners Fund net assets of $385,874,088, Investor Class net asset value (“NAV”) per share of $30.60 and shares outstanding of 4,768,031, Institutional Class NAV per share of $30.90 and shares outstanding of 7,767,107, and net unrealized appreciation/depreciation of $90,184,138, and the results of operations of the Fund were unchanged from that of the Predecessor Fund as a result of the reorganization. Vulcan Value Partners Small Cap Fund net assets of $125,205,806, Investor Class NAV per share of $12.87 and shares outstanding of 2,210,608, Institutional Class NAV per share of $13.02 and shares outstanding of 7,431,765, and net unrealized appreciation/depreciation of $28,010,174, and the results of operations of the Fund were unchanged from that of the Predecessor Fund as a result of the reorganization. The Predecessor Funds had investment objectives that were, in all material respects, the same as that of the Funds as described below. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of each Predecessor Fund has been adopted by the corresponding Fund and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on September 12, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

Each Fund offers Investor and Institutional Class shares. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

During the year ended April 30, 2026, the Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ portfolio managers act as the Funds’ CODM. Each Fund is considered an operating segment, and their performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

During the year ended April 30, 2026, the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds financial statements during the period.

Portfolio Valuation: The net asset values of the Funds are determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAVs are determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the Funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which Vulcan Value Partners LLC (the “Adviser“) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the Funds’ investments in the fair value hierarchy as of April 30, 2026 in valuing each Fund’s assets carried at fair value:

Vulcan Value Partners Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$252,240,387	$—	$—	$252,240,387
Money Market Funds	3,175,015	—	—	3,175,015
Total	$255,415,402	$—	$—	$255,415,402

Vulcan Value Partners Small Cap Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$89,250,331	$—	$—	$89,250,331
Money Market Funds	790,418	—	—	790,418
Total	$90,040,749	$—	$—	$90,040,749

(a)      For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Funds. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with a Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Reflow Liquidity Program: Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. ReFlow will purchase shares of a Fund at NAV and will not be subject to any investment minimums. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net subscriptions, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times as the Fund may request. ReFlow may choose to redeem its position in a Fund with an in-kind transfer of securities, instead of cash, enabling the Fund to avoid a realization of capital gains on the securities it transfers. ReFlow will not be subject to any short-term redemption fees. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of a Fund’s shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.

For the year ended April 30, 2026, Reflow purchased 388,238 shares at a value of $10,782,796 and redeemed 388,238 shares at a value of $10,895,045 from the Vulcan Value Partners Fund.

For the year ended April 30, 2026, Reflow purchased 508,249 shares at a value of $6,400,051 and redeemed 508,249 shares at a value of $6,387,426 from the Vulcan Value Partners Small Cap Fund.

Distributions to Shareholders: Each Fund intends to pay out dividends in cash, if any, and distribute any net realized capital gains to its shareholders at least annually.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as a regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued)

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

As of and during the year ended April 30, 2026, the Funds did not have liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of April 30, 2026, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Predecessor Trust had an agreement with the Adviser, with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Predecessor Funds. Under the terms of the agreement, the Predecessor Funds compensated the Adviser for its management services at the annual rate of 1.00% and 1.15% for Predecessor Vulcan Value Partners Fund and Predecessor Vulcan Value Partners Small Cap Fund, respectively, based on each Predecessor Fund’s average daily net assets. Effective September 12, 2025, the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund pay the Adviser an annual management fee of 0.85% and 1.00% respectively, based on each Fund's average daily net assets. The management fee is calculated daily and paid on a monthly basis.

The Adviser contractually agreed to limit the Predecessor Vulcan Value Partners Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 0.85% of its average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. Effective as of the close of business on September 12, 2025, the Adviser has contractually agreed to limit the Vulcan Value Partners Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.10% and 0.85% of the Vulcan Value Partners Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. The Adviser contractually agreed to limit the Predecessor Vulcan Value Partners Small Cap Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 1.00% of the Predecessor Vulcan Value Partners Small Cap Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. Effective as of the close of business on September 12, 2025, the Adviser contractually agreed to limit the Vulcan Value Partners Small Cap Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.15% and 1.00% of the Vulcan Value Partners Small Cap Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. This expense limitation agreement is in effect for at least one-year from the date that the Funds commenced operations. The Adviser will be permitted to recapture expenses it has borne through the agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the agreement provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fee and expenses were deferred. The Adviser will not seek recoupment of any fees waived or expenses reimbursed pursuant to a Predecessor Fund’s expense limitation agreement. The Adviser may not discontinue or modify this waiver prior to its initial expiration without the approval of the Board.

During the year ended April 30, 2026, the fee waivers were as follows:

Vulcan Value Partners Fund
Investor	$103,270
Institutional	581,447
Total	$684,717
Vulcan Value Partners Small Cap Fund
Investor	$68,417
Institutional	318,518
Total	$386,935

To the extent that the Adviser reimburses a Fund or waives fees otherwise payable by a Fund to the Adviser during any year with respect to a class of a Fund, and the total expenses borne by such respective class, (including the Adviser’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) do not exceed the limits described above, the Fund agrees to reimburse the Adviser for such reimbursements or fee waivers, provided that such do not exceed expense limitations in place at the time the expenses or fees were waived or existing expense limitations. Any amounts that may be payable by a Fund to the Adviser after the third year following the time the expenses were initially incurred by a Fund or waived/reimbursed by the Adviser to a Fund, whichever is later, shall be extinguished and a Fund shall have no further obligation to pay the Adviser for such reimbursement or fee waiver.

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued)

During the year ended April 30, 2026, the Funds did not recoup any previously waived expenses.

As of April 30, 2026, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

Expiring During the Fiscal Year Ended April 30, 2029
Vulcan Value Partners Fund
Investor	$103,270
Institutional	220,889
Total	$324,159
Vulcan Value Partners Small Cap Fund
Investor	$55,379
Institutional	147,012
Total	$202,391

The investment advisory fees with respect to each Fund payable to the Adviser (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Adviser for a month, the Adviser remits payment representing the difference to the applicable Fund shortly following each month end.

Paralel Technologies LLC (the “Administrator”), the parent company of Paralel Distributors, Inc. (the “Distributor”), serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. ALPS Fund Services, Inc. ("ALPS") served as the Predecessor Funds’ administrator prior to the reorganization.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. ALPS Distributors, Inc. served as the Predecessor Fund's distributor prior to the reorganization.

State Street Bank and Trust, Co. (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement. The Bank of New York Mellon served as the Predecessor Funds’ custodian prior to the reorganization.

Paralel Technologies LLC serves as the Funds’ Transfer Agent pursuant to a Transfer Agent Agreement. ALPS served as the Predecessor Funds’ transfer agent prior to the reorganization. Paralel receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out of pocket expenses.

The officers of the Trust and the Interested Trustee are officers and/or employees of the Administrator or Distributor. Additionally, some of these individuals are former officers and/or former employees of the administrator or distributor of the Predecessor Funds. ALPS received an annual fee for providing principal financial officer services to the Predecessor Funds. Those fees, as well as the fees and expenses of the Independent Trustees of the Predecessor Funds are presented on the Statements of Operations. Effective September 12, 2025, no persons (other than the Independent Trustees of the Trust) received compensation for acting as a trustee or officer of the Trust.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended April 30, 2026 were as follows:

Fund	Purchases of Securities	Purchases In-Kind	Proceeds from Sales of Securities	Proceeds from Sales In-Kind
Vulcan Value Partners Fund	$206,371,711	$—	$354,916,693	$9,083,955
Vulcan Value Partners Small Cap Fund	56,051,015	—	93,760,193	6,082,678

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued)

NOTE 5 - CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended April 30, 2026	Year Ended April 30, 2025
Vulcan Value Partners Fund
Investor
Shares sold	378,482	72,110
Dividends reinvested	233,427	8,337
Shares redeemed	(1,525,430)	(1,686,777)
Net decrease in shares outstanding	(913,521)	(1,606,330)
Institutional
Shares sold	1,593,493	1,652,492
Dividends reinvested	395,969	40,163
Shares redeemed	(6,064,538)	(12,275,820)
Net decrease in shares outstanding	(4,075,076)	(10,583,165)
Vulcan Value Partners Small Cap Fund
Investor
Shares sold	139,341	269,319
Dividends reinvested	48,411	30,855
Shares redeemed	(719,381)	(1,966,473)
Net decrease in shares outstanding	(531,629)	(1,666,299)
Institutional
Shares sold	888,113	2,294,566
Dividends reinvested	153,702	113,091
Shares redeemed	(3,911,820)	(16,752,872)
Net decrease in shares outstanding	(2,870,005)	(14,345,215)

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

As determined on April 30, 2026, permanent differences resulting primarily from in-kind redemptions and equalization, non-deductible expenses, net operating losses, and the utilization of earnings and profits distributed to shareholders on redemption of shares were reclassified at fiscal year-end. These reclassifications had no effect on net increase in net assets resulting from operations, net assets applicable to common stockholders or NAV per common share outstanding. Permanent book and tax basis differences of the below were reclassified at April 30, 2026 among paid-in capital and total distributable earnings/(accumulated deficit) for the Funds:

Fund	Paid-in Capital	Total Distributable Earnings
Vulcan Value Partners Fund	$10,009,326	$(10,009,326)
Vulcan Value Partners Small Cap Fund	3,293,718	(3,293,718)

The character of distributions paid on a tax basis during the year ended April 30, 2026 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Vulcan Value Partners Fund	$2,368,543	$17,132,207
Vulcan Value Partners Small Cap Fund	2,897,812	—

The character of distributions paid on a tax basis during the year ended April 30, 2025 were as follows:

Fund	Ordinary Income
Vulcan Value Partners Fund	$1,599,978
Vulcan Value Partners Small Cap Fund	2,100,026

Vulcan Value Partners

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Continued)

The amounts of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at April 30, 2026 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Vulcan Value Partners Fund	$50,826,043	$(27,282,297)	$(685)	$23,543,061	$231,871,656
Vulcan Value Partners Small Cap Fund	833,642	(8,776,594)	5,107	(7,937,845)	97,983,701

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales.

As of April 30, 2026, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Total
Vulcan Value Partners Fund	$—	$2,240,128	$23,543,061	$25,783,189
Vulcan Value Partners Small Cap Fund	185,878	(365,863,846)	(7,937,845)	(373,615,813)

As of April 30, 2026, the following amount is available as capital loss carry forwards to the next year:

Fund	No Expiration Short-Term	No Expiration Long-Term	Total
Vulcan Value Partners Fund	$—	$—	$—
Vulcan Value Partners Small Cap Fund	(199,881,898)	(165,981,948)	(365,863,846)

Capital loss carryovers utilized during the year ended April 30, 2026 were as follows:

Fund
Vulcan Value Partners Fund	$26,344,047
Vulcan Value Partners Small Cap Fund	25,050,812

NOTE 7 - DISTRIBUTION PLAN

The Funds’ have adopted a Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”). The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board, of up to 0.25% of the average daily net assets of Investor Class of each Fund. This may include, but is not limited to, (a) payments, including incentive compensation, made to securities dealers or other intermediaries, financial institutions, investment advisers and others for the sale of, advising shareholders of, or holding omnibus accounts or acting as shareholders of record of Investor Class Shares, (b) rendering shareholder support services not otherwise provided by the transfer agent, (c) expenses of maintaining personnel who engage in or support distribution of Investor Class shares, (d) costs of preparing, printing, and distributing prospectuses and statements of additional information and reports of the Fund, (e) marketing and promotional activities, (f) preparing, printing and distributing sales literature, (g) costs of obtaining such information, and (h) costs of implementing and operating the Plan. The expenses of the Plan are reflected as 12b-1 fees in the Statement of Operations.

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

Vulcan Value Partners

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund

and Board of Trustees of Elevation Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Funds”), each a series of Elevation Series Trust, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended April 30, 2023, and prior, were audited by other auditors whose report dated June 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

June 29, 2026

Vulcan Value Partners

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

April 30, 2026 (Unaudited)

The Funds designate the following as percentages of taxable ordinary income distributions, up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	QDI	DRD
Vulcan Value Partners Fund	96.11%	60.92%
Vulcan Value Partners Small Cap Fund	77.14%	41.81%

Pursuant to Section 852 (b)(3) of the Internal Revenue Code, Vulcan Value Partners Fund designated $20,640,324 as long-term capital gain distribution for the year ended April 30, 2026. Vulcan Value Partners Fund’s paid-in capital has been adjusted by $3,508,117 all of which is long-term capital gain, for distributions in connection with share redemptions (tax equalization).

In early 2027, if applicable, shareholders of record will receive this information for the distributions paid to them by the Funds during the calendar year 2026 via Form 1099. The Funds will notify shareholders in early 2028 of amounts paid to them by the Funds, if any, during the calendar year 2027.

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC's website at www.sec.gov or (ii) by calling toll-free 205-803-1582. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge at (i) www.sec.gov or (ii) by calling 205-803-1582 or (iii) the Funds’ website at https://www.vulcanvaluepartners.com.

CresAlta Global Dividend ETF
CresAlta Small and Mid-Cap ETF

ANNUAL FINANCIAL STATEMENTS

April 30, 2026 (Unaudited)

The Funds had no operations during the period ended April 30, 2026, and accordingly, no financial statements are presented.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

DGIQX Advisory Agreement Approval

At a meeting held on December 10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an investment advisory agreement (the “Advisory Agreement) between the Trust and Disciplined Growth Investors, Inc. (“DGI”) on behalf of The Disciplined Growth Investors Equity Fund (the “Fund”).

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the DGI Advisory Agreement, noting that DGI currently provided advisory services to the predecessor fund and would provide substantially identical services to DGIQX. The Board noted the depth of DGI’s experience in the management of separately managed accounts, a collective investment trust, and other investment vehicles, managing approximately $5.8 billion in assets. The Board reviewed the background information of the key investment professionals who would service DGIQX and noted their educational backgrounds and years of financial industry experience. The Board discussed that DGI followed an absolute return approach to equity investing and that the portfolio managers regularly assessed existing and potential new investment opportunities. The Board acknowledged that the portfolio managers met regularly to monitor and assess investment risk. The Board observed that DGI selected broker-dealers on the basis of best execution by considering the full range and quality of a broker-dealer’s services. The Board noted that DGI represented it had no material regulatory, compliance or litigation issues over the past 36 months. The Board concluded that it could expect DGI to provide quality service to the DGI Fund and its shareholders.

Performance. The Board considered the information provided by DGI related to the predecessor fund’s strategy and observed that the proposed strategy for DGIQX is identical to its predecessor fund. The Board reviewed the performance of the predecessor fund over various periods.

The Board observed that the predecessor fund outperformed its benchmark, the Bloomberg U.S. Mid Cap Growth Index, over the three-, five-, and since inception periods. The Board acknowledged DGI’s explanation that the predecessor fund’s primary driver of excess return had been its security selection. The Board concluded that DGI could be expected to provide satisfactory performance for DGIQX and its shareholders.

Cost of Services Provided. The Board observed that DGI’s proposed management fee was significantly charged by the predecessor fund and is a “unitary fee” under which DGI would pay all expenses of DGIQX except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of DGIQX’s unitary management fee to the total expense ratios of the funds in the FUSE Peer Group was appropriate. The Board observed that the proposed management fee was equal to the FUSE Peer Group average. Given these and other considerations, the Board concluded that the proposed management fee for DGIQX was not unreasonable.

Economies of Scale and Profitability. The Board reviewed DGI’s projected profitability analysis in connection with the operation of DGIQX and whether the amount of profit was a fair entrepreneurial profit with respect to the services to be provided to DGIQX. The Board also considered the benefits that could be derived by DGI from its soft dollar arrangements. The Board concluded that the estimated profits, both in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and received information from DGI as it believed to be reasonably necessary to evaluate the terms of the DGI Advisory Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of the DGI Advisory Agreement was in the best interests of DGIQX and its shareholders.

CresAlta Global Dividend ETF and CresAlta Small and Mid-Cap ETF Advisory and Sub-Advisory Agreement Approval

At a meeting held on March 17 and 18, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an investment advisory agreement (the “Advisory Agreement) between the Trust and CresAlta Investment Management, Inc. (“CresAlta”) on behalf of CVGD and CVSM (the “Funds”) and the investment sub-advisory agreement between CresAlta and Vident Advisory, LLC (“VA”) (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”).

The Board was assisted by independent legal counsel throughout the Advisory and Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of each of the Agreements.

Nature, Extent, and Quality of Services Provided (CresAlta). The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that CresAlta is a newly formed firm controlled by its parent company, AMG National Corporation, and that affiliates of CresAlta provide investment management services to separately managed accounts (“SMAs”) for many years. The Board reviewed the background information of the key investment professionals who would service the Funds and noted their educational backgrounds and years of financial industry experience. The Trustees considered the proposed investment management process to be used in managing the assets of the Funds, including the experience and capability of CresAlta’s management and compliance teams. The Board observed that CresAlta would delegate selection of broker-dealers to VA and regularly review reports from VA for best execution. The Board concluded that it could expect CresAlta to provide quality service to the Funds and their respective shareholders.

Nature, Extent, and Quality of Services Provided (VA). The Trustees considered the scope of services to be provided under the Sub-Advisory Agreement, noting that CresAlta had selected VA to provide the Funds with ETF trading services. The considered their familiarity with VA in context of providing similar services to other series of the Trust. The Board considered that VA would perform ETF trade execution, portfolio monitoring (including monitoring trading activity of each Fund’s shares on its exchange), basket creation review, valuation support, cash reconciliations, and other services on behalf of CresAlta, generally providing a wide range of operational support. The Board noted the depth of VA’s network in identifying trading opportunities and the longevity of its trading relationships. The Board reviewed the background information of the key personnel at VA, noting the individuals’ education and significant industry experience. The Board observed VA’s extensive compliance program and experienced compliance personnel. The Board reviewed VA’s best execution practices and its process for evaluating broker-dealers to ensure best execution. In conclusion, the Trustees agreed that VA had the resources to provide high quality service to CresAlta and the Funds.

Performance. The Board considered performance information provided by CresAlta related to the strategies of the Funds, noting the proposed strategies for CresAlta Global Dividend ETF and CresAlta Small and Mid-Cap ETF were similar to strategies utilized by the portfolio managers in managing the SMAs of clients of a CresAlta affiliate.

CresAlta Global Dividend ETF. The Board reviewed the performance of the Global Dividend Portfolio Strategy over various periods ended December 31, 2025. The Board noted that the strategy outperformed the MSCI ACWI Value Index over the 1-year, 5-year, and 10-year periods and slightly underperformed the benchmark over the 3-year period. The Board recalled CresAlta’s’ explanation for underperformance over the 3-year period, observing the difference was negligible.

CresAlta Small and Mid-Cap ETF. The Board reviewed the performance of the Small and Mid Cap Portfolio Strategy over various periods ended December 31, 2025. The Board noted that the strategy underperformed the Russell 2500 Value Index over the 1-year period but outperformed the benchmark over the 3-year, 5-year, and 10-year periods. The Board considered that CresAlta attributed relative underperformance over the 1-year period to the strong performance of the technology sector and the strategy’s underweight position in that sector.

The Board discussed the role of the Funds’ proposed sub-adviser, VA, in a similar trading role with other series of the Trust. The Board agreed that, because of VA’s limited role, overall performance considerations were more appropriately considered with respect to CresAlta’s role with the Funds. Based on the foregoing, Trustees concluded that CresAlta could be expected to provide reasonable returns consistent with each Fund’s stated objectives and strategies.

Fees and Expenses. The Board reviewed the proposed advisory fee for the Funds, which were each proposed as a “unitary fee” under which CresAlta would pay all ordinary operating expenses of the Funds except for the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses, among others. Accordingly, the Board agreed that a comparison of each Fund’s unitary management fee to the peer funds’ total expense ratio in the report provided by an independent data provider was appropriate. The Board also stated that as all fees were paid from this unitary fee, the proposed unitary management fee was most appropriately analyzed at the adviser level. The Board agreed that the VA fee reflected was not an unreasonable allocation of the advisory fees paid to each firm given the work performed by each firm.

The Board observed that the net expense ratio for each Fund was below the median of the FUSE Peer Group. The Board further acknowledged that while CresAlta did not manage any other funds utilizing a directly similar strategy to that of which CresAlta would employ for the Funds, it did provide advisory services and similar investment strategies to its SMA clients. The Board noted that the fees proposed for each Fund were similar to those charged by CresAlta to its SMAs. The Board agreed that the fee appeared commensurate with the expertise required to implement each Fund’s strategy. The Board concluded that the proposed unitary management fee for each Fund was not unreasonable.

Economies of Scale and Profitability (CresAlta). The Board evaluated the compensation and benefits to be received by CresAlta from its relationship with each Fund and reviewed an analysis of CresAlta’s projected profitability with respect to the work to be completed for the Funds. The Board considered that the sub-advisory fee included breakpoints and annual maximum fees, with annual adjustments, and that these economies based on growth of assets would benefit CresAlta. The Board also acknowledged that the majority of the seed money for each Fund would be the conversion of current SMA clients to the Funds. Overall, the Board concluded that the profit estimates represented a fair entrepreneurial profit.

Economies of Scale and Profitability (VA). The Board evaluated the compensation and benefits to be received by VA from its relationship with CresAlta and reviewed an analysis of VA’s expected profitability with respect to the work to be completed for CresAlta and the Funds. The Board noted that given the unitary fee nature of the advisory agreement, economies of scale were more appropriately considered at the adviser-level and should be considered with respect to the overall advisory agreement with CresAlta, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received information from CresAlta and VA as it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of the Agreements was in the best interests of the Funds and their respective future shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.
(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ELEVATION SERIES TRUST

By (Signature and Title)	/s/ Bradley Swenson
Bradley Swenson, President
(Principal Executive Officer)

Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Bradley Swenson
Bradley Swenson, President
(Principal Executive Officer)

Date:	July 7, 2026

By (Signature and Title)	/s/ Nicholas Austin
Nicholas Austin, Treasurer
(Principal Financial Officer)

Date:	July 7, 2026